Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document Entity Information
Entity Registrant Name	Navios Maritime Holdings Inc.
Trading Symbol	NM
Entity Central Index Key	0001333172
Document Type	6-K
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock Shares Outstanding	102,434,315

Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 169,095	$ 171,096
Restricted cash	9,521	6,399
Accounts receivable, net	107,977	101,386
Due from affiliate companies	64,560	49,404
Prepaid expenses and other current assets	51,445	42,689
Total current assets	402,598	370,974
Deposit for vessel acquisitions	0	63,814
Vessels, port terminal and other fixed assets, net	1,764,738	1,767,946
Other long term assets	71,767	67,489
Due from affiliate company	24,471	0
Loan receivable from affiliate company	35,000	40,000
Investments in affiliates	188,070	117,088
Investments in available for sale securities	142	82,904
Intangibles assets other than goodwill	231,348	243,273
Goodwill	160,336	160,336
Total non-current assets	2,475,872	2,542,850
Total assets	2,878,470	2,913,824
Current Liabilities
Accounts payable	49,848	52,113
Dividends payable	6,146	6,149
Accrued expenses	75,114	63,870
Deferred income and cash received in advance	20,915	28,557
Short term derivative liability	60	0
Current portion of capital lease obligations	1,330	31,221
Current portion of long term debt	56,348	70,093
Total current liabilities	209,761	252,003
Senior and ship mortgage notes, net of discount	945,831	945,538
Long term debt, net of current portion	411,668	437,926
Capital lease obligations, net of current portion	24,450	0
Unfavorable lease terms	41,749	44,825
Other long term liabilities and deferred income	52,430	38,212
Deferred tax liability	19,325	19,628
Total non-current liabilities	1,495,453	1,486,129
Total liabilities	1,705,214	1,738,132
Commitments and contingencies	0	0
Stockholders' equity
Preferred Stock - $0.0001 par value, authorized 1,000,000 shares, 8,479 issued and outstanding as of June 30, 2012 and December 31, 2011.	0	0
Common stock - $0.0001 par value, authorized 250,000,000 shares, issued and outstanding 102,434,315 and 102,409,364, as of June 30, 2012 and December 31, 2011, respectively.	10	10
Additional paid-in capital	545,093	542,582
Accumulated other comprehensive (loss)/income	(414)	6,166
Retained earnings	511,954	510,348
Total Navios Holdings' stockholders' equity	1,056,643	1,059,106
Noncontrolling interest	116,613	116,586
Total stockholder's equity	1,173,256	1,175,692
Total liabilities and stockholders' equity	$ 2,878,470	$ 2,913,824

Consolidated Balance Sheets (Unaudited) (Parentheticals) (USD $)	Jun. 30, 2012	Dec. 31, 2011
CONDENSED CONSOLIDATED BALANCE SHEETS [Abstract]
Preferred stock shares authorized	1,000,000	1,000,000
Preferred stock par value	$ 0.0001	$ 0.0001
Preferred stock shares issued	8,479	8,479
Common stock shares authorized	250,000,000	250,000,000
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares issued	102,434,315	102,409,364

Consolidated Statements of Comprehensive Income (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Revenue	$ 172,079	$ 165,353	$ 324,093	$ 347,125
Time charter, voyage and port terminal expenses	(73,215)	(64,848)	(134,932)	(123,962)
Direct vessel expenses	(33,042)	(28,227)	(59,050)	(62,245)
General and administrative expenses	(12,473)	(13,911)	(25,026)	(26,685)
Depreciation and amortization	(25,872)	(24,397)	(51,706)	(57,718)
Interest income/(expense) and finance cost, net	(25,306)	(25,133)	(50,546)	(54,570)
(Loss)/gain on derivatives	(76)	303	(202)	(82)
Gain on sale of assets	323	38,787	323	38,787
(Loss)/gain on change in control	0	0	0	(35,325)
Loss on bond extinguishment	0	0	0	(21,199)
Other expense, net	(2,854)	(3,745)	(4,221)	(4,720)
(Loss)/income before equity in net earnings of affiliated companies	(436)	44,182	(1,267)	(594)
Equity in net earnings of affiliated companies	8,058	7,731	16,633	14,746
Income before taxes	7,622	51,913	15,366	14,152
Income tax expense	(1,449)	(1,085)	(595)	(181)
Net income	6,173	50,828	14,771	13,971
Less: Net (income)/loss attributable to the noncontrolling interest	(888)	22	(27)	(1,251)
Preferred stock dividends of subsidiary	0	0	0	(27)
Preferred stock dividends attributable to the noncontrolling interest	0	0	0	12
Net income attributable to Navios Holdings common stockholders	5,285	50,850	14,744	12,705
Income attributable to Navios Holdings common stockholders, basic	4,862	50,427	13,894	11,864
Income attributable to Navios Holdings common stockholders, diluted	5,285	50,850	14,744	12,705
Basic net earnings per share attributable to Navios Holdings common stockholders	$ 0.05	$ 0.5	$ 0.14	$ 0.12
Weighted average number of shares, basic	101,205,545	100,949,505	101,198,855	100,901,279
Diluted net earnings per share attributable to Navios Holdings common stockholders	$ 0.05	$ 0.46	$ 0.13	$ 0.12
Weighted average number of shares, diluted	110,993,160	110,327,472	111,014,906	110,318,726
Other comprehensive loss [Abstract]
Unrealized holding loss on investments in available for sale securities	(333)	(10,558)	(422)	(6,075)
Reclassification to investments in affiliates	0	0	(6,158)	0
Total other comprehensive loss	(333)	(10,558)	(6,580)	(6,075)
Total comprehensive income	5,840	40,270	8,191	7,881
Comprehensive (income)/loss attributable to noncontrolling interest	(888)	22	(27)	(1,251)
Total comprehensive income attributable to Navios Holdings common stockholders	$ 4,952	$ 40,292	$ 8,164	$ 6,630

Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
OPERATING ACTIVITIES:
Net income	$ 14,771	$ 13,971
Adjustments to reconcile net income to net cash provided by operating activities:
Non cash adjustments	68,345	72,812
Increase in operating assets	(52,750)	(40,783)
Increase in operating liabilities	13,886	32,142
Payments for drydock and special survey costs	(6,609)	(4,990)
Net cash provided by operating activities	37,643	73,152
INVESTING ACTIVITIES:
Deconsolidation of Navios Acquisition	0	(72,425)
Decrease in restricted cash for asset acquisitions	0	778
Acquisition of General Partner units	(1,472)	(2,052)
Acquisition of vessels	(38,357)	(56,059)
Deposits for vessel acquisitions	0	(4,499)
Loan repayment from affiliate company	5,000	0
Loan proceeds to affiliate company	(1,906)	0
Proceeds from sale of assets	59,500	120,000
Purchase of property and equipment	(8,535)	(32,274)
Net cash provided by/(used in) investing activities	14,230	(46,531)
FINANCING ACTIVITIES:
Proceeds from long-term loans, net of deferred finance fees	50,759	54,613
Repayment of long-term debt	(92,232)	(165,847)
Repayment of Senior Notes	0	(300,000)
Proceeds from issuance of Senior Notes, net of deferred finance fees	0	534,309
Dividends paid	(13,141)	(14,182)
Issuance of common stock	93	415
Payments of obligations under capital leases	(851)	(612)
Decrease/(increase) in restricted cash	1,498	(373)
Net cash (used in)/provided by financing activities	(53,874)	108,323
(Decrease)/increase in cash and cash equivalents	(2,001)	134,944
Cash and cash equivalents, beginning of period	171,096	207,410
Cash and cash equivalents, end of period	169,095	342,354
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest, net of capitalized interest	48,971	29,659
Cash paid for income taxes	745	832
Non-cash investing and financing activities
Due from Navios Partners for the sale of Navios Buena Ventura in June 2012	8,000	0
Reclassification of investments in available for sale securities to investments in affiliates (Note 14)	82,572	0
Reclassification of accumulated other comprehensive income to investments in affiliates (Note 14)	6,158	0
Dividends declared but not paid	6,146	6,100
Investments in available for sale securities	232	0
Purchase of property and equipment	487	0
Capitalized deferred financing costs into vessel cost	135	258
Revaluation of vessels due to restructuring of capital lease obligations	4,590	0
Decrease in capital lease obligations due to restructuring	$ (4,590)	$ 0

Consolidated Statements Of Changes In Equity (Unaudited) (USD $) In Thousands, except Share data	Total USD ($)	Preferred Stock	Common Stock USD ($)	Additional Paid In Capital USD ($)	Retained Earnings USD ($)	Accumulated Other Comprehensive Income/Loss USD ($)	Total Navios Holdings' Stockholders' Equity USD ($)	Noncontrolling Interest USD ($)
Balance at Dec. 31, 2010	$ 1,317,543		$ 10	$ 531,265	$ 495,684	$ 32,624	$ 1,059,583	$ 257,960
Balance, Number of Shares at Dec. 31, 2010		8,479	101,563,766
Net income	13,971				12,705		12,705	1,251
Total other comprehensive loss	(6,075)					(6,075)	(6,075)
Dividends paid by subsidiary to noncontrolling shareholders on common stock and preferred stock	(1,148)							(1,148)
Preferred stock dividends of subsidiary attributable to the noncontrolling interest	15							15
Navios Acquisition deconsolidation (Note 3)	(125,184)							(125,184)
Stock based compensation	2,414			2,414			2,414
Stock based compensation expenses, Number of Shares			122,577
Dividends declared/paid	(13,041)				(13,041)		(13,041)
Balance at Jun. 30, 2011	1,188,480		10	533,679	495,348	26,549	1,055,586	132,894
Balance, Number of Shares at Jun. 30, 2011		8,479	101,686,343
Balance at Dec. 31, 2011	1,175,692		10	542,582	510,348	6,166	1,059,106	116,586
Balance, Number of Shares at Dec. 31, 2011		8,479	102,409,364
Net income	14,771				14,744		14,744	27
Total other comprehensive loss	(6,580)					(6,580)	(6,580)
Stock based compensation	2,511			2,511			2,511
Stock based compensation expenses, Number of Shares			24,951
Dividends declared/paid	(13,138)				(13,138)		(13,138)
Balance at Jun. 30, 2012	$ 1,173,256		$ 10	$ 545,093	$ 511,954	$ (414)	$ 1,056,643	$ 116,613
Balance, Number of Shares at Jun. 30, 2012		8,479	102,434,315

Description of Business	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
DESCRIPTION OF BUSINESS
NOTE 1 — DESCRIPTION OF BUSINESS
On August 25, 2005, Navios Maritime Holdings Inc. ("Navios Holdings" or the "Company") was acquired by International Shipping Enterprises, Inc. ("ISE") through the purchase of all of the outstanding shares of common stock of Navios Holdings. As a result of this acquisition, Navios Holdings became a wholly owned subsidiary of ISE. In addition, on August 25, 2005, simultaneously with the acquisition of Navios Holdings, ISE effected a reincorporation from the State of Delaware to the Republic of the Marshall Islands through a downstream merger with and into its newly acquired wholly owned subsidiary, whose name was and continues to be Navios Maritime Holdings Inc.
Navios Holdings is a global, vertically integrated seaborne shipping and logistics company focused on the transport and transshipment of drybulk commodities, including iron ore, coal and grain.
Navios Logistics
Navios South American Logistics Inc. ("Navios Logistics") is one of the largest logistics companies in the Hidrovia region of South America, serving the storage and marine transportation needs of its customers through two port storage and transfer facilities, one for grain commodities and the other for refined petroleum products, and a diverse fleet consisting of vessels, barges and pushboats.
As of June 30, 2012, Navios Holdings owned 63.8% of Navios Logistics.
Navios Acquisition
Navios Maritime Acquisition Corporation ("Navios Acquisition") (NYSE: NNA) is an affiliate (former subsidiary) of the Company which is an owner and operator of tanker vessels focusing in the transportation of petroleum products (clean and dirty) and bulk liquid chemicals.
Navios Holdings purchased 6,337,551 shares of Navios Acquisition's common stock for $63,230 in open market purchases. Moreover, on May 28, 2010, certain shareholders of Navios Acquisition redeemed 10,021,399 shares pursuant to redemption rights granted in the IPO upon de-"SPAC"-ing. As of May 28, 2010, following these transactions, Navios Holdings owned 12,372,551 shares of the outstanding common stock of Navios Acquisition. On that date, Navios Holdings acquired control over Navios Acquisition, and consolidated the results of Navios Acquisition from that date until March 30, 2011.
On March 30, 2011, Navios Holdings exchanged 7,676,000 shares of Navios Acquisition common stock for 1,000 shares of non-voting Series C preferred stock of Navios Acquisition pursuant to an Exchange Agreement between Navios Acquisition and Navios Holdings ("Navios Acquisition Share Exchange"). The fair value of the exchange was $30,474. Immediately after the Navios Acquisition Share Exchange, Navios Holdings had 45% of the voting power and 53.7% of the economic interest in Navios Acquisition, since the preferred stock is considered, in substance common stock for accounting purposes. As of June 30, 2012, Navios Holdings' ownership of the outstanding voting stock of Navios Acquisition was 45.24% and its economic interest in Navios Acquisition was 53.96%. See Note 3 for a discussion of recent changes to Navios Holdings' voting power and economic interest in Navios Acquisition.
As a result, from March 30, 2011, Navios Acquisition has been considered as an affiliate entity and not as a controlled subsidiary of the Company, and the investment in Navios Acquisition has been accounted for under the equity method due to Navios Holdings' significant influence over Navios Acquisition.

Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)
Basis of presentation: The accompanying interim condensed consolidated financial statements are unaudited, but, in the opinion of management, reflect all adjustments for a fair statement of Navios Holdings' consolidated financial positions, statement of stockholders' equity, statements of comprehensive income and cash flows for the periods presented. Adjustments consist of normal, recurring entries. The results of operations for the interim periods are not necessarily indicative of results for the full year. The footnotes are condensed as permitted by the requirements for interim financial statements and accordingly, do not include information and disclosures required under United States generally accepted accounting principles ("U.S.GAAP") for complete financial statements. The December 31, 2011 balance sheet data was derived from audited financial statements, but does not include all disclosures required by U.S. GAAP. These interim financial statements should be read in conjunction with the Company's consolidated financial statements and notes included in the Company's Form 6-K dated July 20, 2012 and in the Company's 2011 management discussion and analysis in the annual report filed on Form 20-F with the Securities and Exchange Commission ("SEC"). Where necessary, comparative figures have been reclassified to conform to changes in the presentation in the current year.

(b)
Principles of consolidation: The accompanying interim condensed consolidated financial statements include the accounts of Navios Holdings, a Marshall Islands corporation, and its majority owned subsidiaries. All significant intercompany balances and transactions have been eliminated in the consolidated statements.

Subsidiaries: Subsidiaries are those entities in which the Company has an interest of more than one half of the voting rights or otherwise has power to govern the financial and operating policies. The acquisition method of accounting is used to account for the acquisition of subsidiaries. The cost of an acquisition is measured as the fair value of the assets given up, shares issued or liabilities undertaken at the date of acquisition. The excess of the cost of acquisition over the fair value of the net assets acquired and liabilities assumed is recorded as goodwill.
Investments in Affiliates: Affiliates are entities over which the Company generally has between 20% and 50% of the voting rights, or over which the Company has significant influence, but it does not exercise control. Investments in these entities are accounted for under the equity method of accounting. Under this method, the Company records an investment in the stock of an affiliate at cost, and adjusts the carrying amount for its share of the earnings or losses of the affiliate subsequent to the date of investment and reports the recognized earnings or losses in income. Dividends received from an affiliate reduce the carrying amount of the investment. When the Company's share of losses in an affiliate equals or exceeds its interest in the affiliate, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliate.
Affiliates included in the financial statements accounted for under the equity method
In the consolidated financial statements of Navios Holdings, the following entities are included as affiliates and are accounted for under the equity method for such periods during which such entities were affiliates of Navios Holdings: (i) Navios Partners and its subsidiaries (ownership interest as of June 30, 2012 was 25.2%, which includes a 2% general partner interest); (ii) Navios Acquisition and its subsidiaries (ownership interest as of June 30, 2012 was 53.96%) and (iii) Acropolis Chartering and Shipping Inc. (ownership interest as of June 30, 2012 was 50%).
Entities included in the consolidation:
		Effective
	Nature /	Ownership	Country of	Statement of Operations
Company Name	Vessel Name	Interest	Incorporation	2012	2011
Navios Maritime Holdings Inc.	Holding Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Navios Corporation	Sub-Holding Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Navios International Inc.	Operating Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Navimax Corporation	Operating Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Navios Handybulk Inc.	Operating Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Hestia Shipping Ltd.	Operating Company	100%	Malta	1/1 — 6/30	1/1 — 6/30
Anemos Maritime Holdings Inc.	Sub-Holding Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Navios ShipManagement Inc.	Management Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
NAV Holdings Limited	Sub-Holding Company	100%	Malta	1/1 — 6/30	1/1 — 6/30
Kleimar N.V.	Operating Company/Vessel	100%	Belgium	1/1 — 6/30	1/1 — 6/30
	Owning Company
Kleimar Ltd.	Operating Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Bulkinvest S.A.	Operating Company	100%	Luxembourg	1/1 — 6/30	1/1 — 6/30
Primavera Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Ginger Services Co.	Operating Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Aquis Marine Corp.	Sub-Holding Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Navios Tankers Management Inc.	Management Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Astra Maritime Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Achilles Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Apollon Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Herakles Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Hios Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Ionian Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Kypros Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Meridian Shipping Enterprises Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Mercator Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Arc Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Horizon Shipping Enterprises Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Magellan Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Aegean Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Star Maritime Enterprises Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Corsair Shipping Ltd.	Vessel Owning Company	100%	Marshall Is	1/1 — 6/30	1/1 — 6/30
Rowboat Marine Inc.	Vessel Owning Company	100%	Marshall Is	1/1 — 6/30	1/1 — 6/30
Beaufiks Shipping Corporation	Vessel Owning Company	100%	Marshall Is	1/1 — 6/30	1/1 — 6/30
Nostos Shipmanagement Corp.	Vessel Owning Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Portorosa Marine Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Shikhar Ventures S.A.	Vessel Owning Company	100%	Liberia	1/1 — 6/30	1/1 — 6/30
Sizzling Ventures Inc.	Operating Company	100%	Liberia	1/1 — 6/30	1/1 — 6/30
Rheia Associates Co.	Operating Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Taharqa Spirit Corp.	Operating Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Rumer Holding Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Pharos Navigation S.A.	Vessel Owning Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Pueblo Holdings Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Quena Shipmanagement Inc.	Operating Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Orbiter Shipping Corp.	Vessel Owning Company	100%	Marshall Is.	—	1/1 — 5/18
Aramis Navigation Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
White Narcissus Marine S.A.	Vessel Owning Company	100%	Panama	1/1 — 6/30	1/1 — 6/30
Navios G.P. L.L.C.	Operating Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Floral Marine Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 — 6/14	1/1 — 6/30
Red Rose Shipping Corp.	Vessel Owning Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Highbird Management Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Ducale Marine Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Kohylia Shipmanagement S.A.	Vessel Owning Company	100%	Marshall Is.	—	1/1 — 5/18
Vector Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Faith Marine Ltd.	Vessel Owning Company	100%	Liberia	1/1 — 6/30	1/1 — 6/30
Navios Maritime Finance (US) Inc.	Operating Company	100%	Delaware	1/1 — 6/30	1/1 — 6/30
Navios Maritime Finance II (US) Inc.	Operating Company	100%	Delaware	1/1 — 6/30	1/12 — 6/30
Solange Shipping Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 — 6/30	5/16 — 6/30
Mandora Shipping Ltd	Vessel Owning Company	100%	Marshall Is.	1/1 — 6/30	—
Tulsi Shipmanagement Co.	Vessel Owning Company	100%	Marshall Is.	1/1 — 6/30	4/20 — 6/30
Cinthara Shipping Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 — 6/30	4/28 — 6/30
Rawlin Services Co.	Vessel Owning Company	100%	Marshall Is.	1/1 — 6/30	5/3 — 6/30
Mauve International S.A.	Vessel Owning Company	100%	Marshall Is.	1/1 — 6/30	5/16 — 6/30
Serenity Shipping Enterprises Inc.	Vessel Owning Company	100%	Marshall Is.	2/23 — 6/30	—

		Effective
	Nature /	Ownership	Country of	Statement of Operations
Company Name	Vessel Name	Interest	Incorporation	2012	2011
Navios Maritime Acquisition Corporation and Subsidiaries(1):
Navios Maritime Acquisition Corporation	Sub-Holding Company	53.7%	Marshall Is.	—	1/1 — 3/30
Aegean Sea Maritime Holdings Inc.	Sub-Holding Company	53.7%	Marshall Is.	—	1/1 — 3/30
Amorgos Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1 — 3/30
Andros Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1 — 3/30
Antiparos Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1 — 3/30
Ikaria Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1 — 3/30
Kos Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1 — 3/30
Mytilene Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1 — 3/30
Skiathos Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1 — 3/30
Syros Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1 — 3/30
Skopelos Shipping Corporation	Vessel Owning Company	53.7%	Cayman Is.	—	1/1 — 3/30
Sifnos Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1 — 3/30
Ios Shipping Corporation	Vessel Owning Company	53.7%	Cayman Is.	—	1/1 — 3/30
Serifos Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1 — 3/30
Thera Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1 — 3/30
Shinyo Dream Limited	Vessel Owning Company	53.7%	Hong Kong	—	1/1 — 3/30
Shinyo Kannika Limited	Vessel Owning Company	53.7%	Hong Kong	—	1/1 — 3/30
Shinyo Kieran Limited	Vessel Owning Company	53.7%	British Virgin Is.	—	1/1 — 3/30
Shinyo Loyalty Limited	Vessel Owning Company	53.7%	Hong Kong	—	1/1 — 3/30
Shinyo Navigator Limited	Vessel Owning Company	53.7%	Hong Kong	—	1/1 — 3/30
Shinyo Ocean Limited	Vessel Owning Company	53.7%	Hong Kong	—	1/1 — 3/30
Shinyo Saowalak Limited	Vessel Owning Company	53.7%	British Virgin Is.	—	1/1 — 3/30
Crete Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1 — 3/30
Rhodes Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1 — 3/30
Tinos Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1 — 3/30
Folegandros Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1 — 3/30
Navios Acquisition Finance (US) Inc.	Operating Company	53.7%	Delaware	—	1/1 — 3/30

		Effective
	Nature /	Ownership	Country of	Statement of Operations
Company Name	Vessel Name	Interest	Incorporation	2012	2011
Navios South American Logistics and Subsidiaries:
Navios South American Logistics Inc.	Sub-Holding Company	63.8%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Corporacion Navios S.A.	Operating Company	63.8%	Uruguay	1/1 — 6/30	1/1 — 6/30
Nauticler S.A.	Sub-Holding Company	63.8%	Uruguay	1/1 — 6/30	1/1 — 6/30
Compania Naviera Horamar S.A.	Vessel Operating Management Company	63.8%	Argentina	1/1 — 6/30	1/1 — 6/30
Compania de Transporte Fluvial International S.A.	Sub-Holding Company	63.8%	Uruguay	1/1 — 6/30	1/1 — 6/30
Ponte Rio S.A.	Operating Company	63.8%	Uruguay	1/1 — 6/30	1/1 — 6/30
Thalassa Energy S.A. (2)	Barge Owning Company	39.9%	Argentina	—	1/1 — 6/30
		63.8%		1/1 — 6/30	—
HS Tankers Inc. (2)	Tanker Owning Company	32.5%	Panama	—	1/1 — 6/30
		63.8%		1/1 — 6/30	—
HS Navigation Inc. (2)	Tanker Owning Company	32.5%	Panama	—	1/1 — 6/30
		63.8%		1/1 — 6/30	—
HS Shipping Ltd Inc. (2)	Tanker Owning Company	39.9%	Panama	—	1/1 — 6/30
		63.8%		1/1 — 6/30	—
HS South Inc. (2)	Tanker Owning Company	39.9%	Panama	—	1/1 — 6/30
		63.8%		1/1 — 6/30	—
Petrovia Internacional S.A.	Land Owning Company	63.8%	Uruguay	1/1 — 6/30	1/1 — 6/30
Mercopar S.A.	Operating/Barge Owning Company	63.8%	Paraguay	1/1 — 6/30	1/1 — 6/30
Navegacion Guarani S.A.	Operating Barge and Pushboat Owning Company	63.8%	Paraguay	1/1 — 6/30	1/1 — 6/30
Hidrovia OSR S.A.	Oil Spill Response & Salvage Services/ Tanker Owning Company	63.8%	Paraguay	1/1 — 6/30	1/1 — 6/30
Mercofluvial S.A.	Operating/Barge and Pushboat Owning Company	63.8%	Paraguay	1/1 — 6/30	1/1 — 6/30
Petrolera San Antonio S.A. (PETROSAN)	Port Facility Operating Company	63.8%	Paraguay	1/1 — 6/30	1/1 — 6/30
Stability Oceanways S.A.	Operating Barge and Pushboat Owning Company	63.8%	Panama	1/1 — 6/30	1/1 — 6/30
Hidronave South American Logistics S.A.	Pushboat Owning Company	32.5%	Brazil	1/1 — 6/30	1/1 — 6/30
Navarra Shipping Corporation	Tanker Owning Company	63.8%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Pelayo Shipping Corporation	Tanker Owning Company	63.8%	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Varena Maritime Services S.A.	Barge and Pushboat Owning Operating Company	63.8%	Panama	1/1 — 6/30	4/14 — 6/30
Navios Logistics Finance (US) Inc.	Operating Company	100%	Delaware	1/1 — 6/30	1/16 — 06/30

(1)
On March 30, 2011, immediately after the Navios Acquisition Share Exchange, Navios Holdings' ownership of the voting stock of Navios Acquisition decreased to 45% and Navios Holdings no longer controlled a majority of the voting power of Navios Acquisition. As a result, from March 30, 2011, Navios Acquisition has not been consolidated and has been accounted for under the equity method of accounting based on Navios Holdings' economic interest in Navios Acquisition (see also Note 3).

(2)
On July 25, 2011, Navios Logistics acquired the noncontrolling interests of its joint ventures Thalassa Energy S.A., HS Tankers Inc., HS Navigation Inc., HS Shipping Ltd .Inc. and HS South Inc., in accordance with the terms of certain stock purchase agreements with HS Energy Ltd., an affiliate of Vitol S.A. Navios Logistics paid a total consideration of $8,500 for such noncontrolling interests ($8,638 including transaction expenses), and simultaneously paid $53,155 in full and final settlement of all amounts of indebtedness of such joint ventures.

(c)
Use of estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. On an on-going basis, management evaluates the estimates and judgments, including those related to uncompleted voyages, future drydock dates, the carrying value of investments in affiliates, the selection of useful lives for tangible assets, expected future cash flows from long-lived assets to support impairment tests, provisions necessary for accounts receivables, provisions for legal disputes, pension benefits, and contingencies. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates under different assumptions and/or conditions.

(d)	Recent Accounting Pronouncements:
Fair Value Disclosures
In January 2010, the Financial Accounting Standards Board ("FASB") issued amended standards requiring additional fair value disclosures. The amended standards require disclosures of transfers in and out of Levels I and II of the fair value hierarchy, as well as requiring gross basis disclosures for purchases, sales, issuances and settlements within the Level III reconciliation. Additionally, the update clarifies the requirement to determine the level of disaggregation for fair value measurement disclosures and to disclose valuation techniques and inputs used for both recurring and nonrecurring fair value measurements in either Level II or Level III. Navios Holdings adopted the new guidance in the first quarter of fiscal year 2010, except for the disclosures related to purchases, sales, issuance and settlements within Level III, which was effective for Navios Holdings beginning in the first quarter of fiscal year 2012. The adoption of the new standard did not have a significant impact on Navios Holdings' consolidated financial statements.
Goodwill Impairment Guidance
In September 2011, the FASB issued an update to simplify how public entities test goodwill for impairment. The amendments in the update permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount on a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted including for annual and interim impairment tests performed as of a date before September 15, 2011, if an entity's financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The amendment was adopted by Navios Holdings in the first quarter of 2012. The adoption of the new amendments did not have a significant impact on Navios Holdings' consolidated financial statements.

Deconsolidation	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
DECONSOLIDATION
 NOTE 3: DECONSOLIDATION
Deconsolidation of Navios Acquisition
On March 30, 2011, Navios Holdings completed the Navios Acquisition Share Exchange whereby Navios Holdings exchanged 7,676,000 shares of Navios Acquisition's common stock it held for non-voting Series C preferred stock of Navios Acquisition pursuant to an Exchange Agreement entered into on March 30, 2011 between Navios Acquisition and Navios Holdings. The fair value of the exchange was $30,474, which was based on the share price of the publicly traded common shares of Navios Acquisition on March 30, 2011. Immediately after the Navios Acquisition Share Exchange, Navios Holdings' ownership of the outstanding voting stock of Navios Acquisition decreased to 45% and Navios Holdings no longer controls a majority of the voting power of Navios Acquisition. From that date onwards, Navios Acquisition has been considered as an affiliate entity of Navios Holdings and not as a controlled subsidiary of the Company, and the investment in Navios Acquisition has been accounted for under the equity method due to the Company's significant influence over Navios Acquisition. Navios Acquisition has been accounted for under the equity method of accounting based on Navios Holdings' economic interest in Navios Acquisition, since the preferred stock is considered to be, in substance, common stock for accounting purposes.
On March 30, 2011, based on the equity method, the Company recorded an investment in Navios Acquisition of $103,250, which represents the fair value of the common stock and Series C preferred stock (in-substance common stock) that were held by Navios Holdings on such date. On March 30, 2011, the Company calculated a loss on change in control of $35,325, which was calculated as the fair value of the Company's equity method investment in Navios Acquisition of $103,250 less the Company's 53.7% interest in Navios Acquisition's net assets on March 30, 2011.
As of June 30, 2012, Navios Holdings' ownership of the outstanding voting stock of Navios Acquisition was 45.24% and its economic interest in Navios Acquisition was 53.96%.

Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
CASH AND CASH EQUIVALENTS
NOTE 4: CASH AND CASH EQUIVALENTS
     Cash and cash equivalents consist of the following:

	June 30,	December 31,
	2012	2011
Cash on hand and at banks	$123,941	$70,767
Short-term deposits and highly liquid funds	45,154	100,329

Total cash and cash equivalents	$169,095	$171,096

Short-term deposits and highly liquid funds relate to amounts held in banks for general financing purposes. As of June 30, 2012, Navios Holdings held time deposits of $44,975 and money market funds of $179 with durations of less than three months. As of December 31, 2011, Navios Holdings held time deposits of $98,861 and money market funds of $1,468 with durations of less than three months.
Cash deposits and cash equivalents in excess of amounts covered by government-provided insurance are exposed to loss in the event of non-performance by financial institutions. Navios Holdings does maintain cash deposits and equivalents in excess of government-provided insurance limits. Navios Holdings also minimizes exposure to credit risk by dealing with a diversified group of major financial institutions.

Vessels, Port Terminals and Other Fixed Assets	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
VESSELS, PORT TERMINAL AND OTHER FIXED ASSETS
NOTE 5: VESSELS, PORT TERMINAL AND OTHER FIXED ASSETS

		Accumulated	Net Book
Vessels	Cost	Depreciation	Value
Balance December 31, 2011	$1,600,803	$(185,578)	$1,415,225
Additions	102,306	(31,901)	70,405
Disposals	(71,209)	4,141	(67,068)

Balance June 30, 2012	$1,631,900	$(213,338)	$1,418,562

		Accumulated	Net Book
Port terminals (Navios Logistics)	Cost	Depreciation	Value
Balance December 31, 2011	$74,336	$(11,466)	$62,870
Additions	5,083	(1,360)	3,723

Balance June 30, 2012	$79,419	$(12,826)	$66,593

		Accumulated	Net Book
Tanker vessels, barges and pushboats (Navios Logistics)	Cost	Depreciation	Value
Balance December 31, 2011	$340,990	$(58,015)	$282,975
Additions	2,014	(9,186)	(7,172)
Restructure of capital leases	(4,590)	—	(4,590)

Balance June 30, 2012	$338,414	$(67,201)	$271,213

		Accumulated	Net Book
Other fixed assets	Cost	Depreciation	Value
Balance December 31, 2011	$10,098	$(3,222)	$6,876
Additions	1,924	(408)	1,516
Disposals	(22)	—	(22)

Balance June 30, 2012	$12,000	$(3,630)	$8,370

		Accumulated	Net Book
Total	Cost	Depreciation	Value
Balance December 31, 2011	$2,026,227	$(258,281)	$1,767,946
Additions	111,327	(42,855)	68,472
Disposals	(71,231)	4,141	(67,090)
Restructure of capital leases	(4,590)	—	(4,590)

Balance June 30, 2012	$2,061,733	$(296,995)	$1,764,738

Vessel Acquisitions
On March 26, 2012, Navios Holdings took delivery of the Navios Serenity, a 34,690 deadweight ton (“dwt”) 2011-built Handysize vessel and former long-term chartered-in vessel in operation, for an acquisition price of $26,117, of which $26,000 was funded through a loan (see Note 7) and the remaining amount was paid in cash.
On March 30, 2012, Navios Holdings took delivery of the Navios Centaurus, a new, 81,472 dwt 2012-built bulk carrier vessel from a South Korean shipyard for an acquisition price of $37,095, of which $15,645 was paid in cash and $21,450 was financed through a loan (see Note 7).
On May 14, 2012, Navios Holdings took delivery of the Navios Avior, a new, 81,355 dwt 2012-built bulk carrier vessel, from a South Korean shipyard for a purchase price of $39,094, of which $18,210 was paid in cash and $20,884 was financed through a loan (see Note 7).
Sale of Vessels
 On June 15, 2012, Navios Holdings sold the Navios Buena Ventura, a 2010-built Capesize vessel of 179,259 dwt to Navios Partners for $67,500 in cash consideration and repaid in full $26,750 of indebtedness associated with the vessel using a portion of the cash proceeds. The book value of the vessel was $67,068, resulting in a gain from the sale of $432, of which $323 was recognized at the time of sale in the statements of comprehensive income under "Gain on sale of assets" and the remaining $109, representing the profits derived from Navios Holdings' 25.2% interest in Navios Partners was deferred under "Other long term liabilities and deferred income" and is being amortized over the remaining useful lives of the assets or until the assets are sold.
Navios Logistics

Navios Logistics entered into long-term bareboat agreements for two product tankers, the Stavroula and the San San H. Both tankers are chartered-in for a two-year period, and Navios Logistics has the obligation to purchase the vessels immediately upon the expiration of their respective charter periods. On May 9, 2012, Navios Logistics entered into an agreement for the restructuring of its bareboat agreements by extending their durations until June 2016 and amending the purchase price obligation to $9,850 and $9,800, respectively, at the end of the lease period, as extended. As of June 30, 2012, the obligations for these vessels were accounted for as capital leases and the lease payments during the six month period ended June 30, 2012 for both vessels were $851.
As of April 2012, the construction of the new silo at Navios Logistics' dry port facility in Nueva Palmira was complete. As of June 30, 2012, Navios Logistcs had paid $9,706 for the construction of the silo. During the second quarter of 2012, Navios Logistics began the construction of a new conveyor belt in its dry port facility in Nueva Palmira which is expected to be completed in the first half of 2013. As of June 30, 2012, Navios Logistics had paid $996 for the construction of the new conveyor belt.
In Navios Logistics' liquid port in Paraguay, 3,000 cubic meters of storage capacity were added in December 2011 and another 5,000 cubic meters were added in August 2012, reaching a total capacity of 43,560. Navios Logistics is currently constructing an additional storage tank with capacity of 2,100 cubic meters. As of June 30, 2012, Navios Logistics had paid a total of $816 ($597 of which paid in 2011) for the construction of all three storage tanks. The final tank is expected to be completed in September 2012 and will increase the total storage capacity of the liquid port to 45,660 cubic meters.
During the second quarter of 2012, Navios Logistics began the construction of four new tank barges, which are expected to be delivered gradually starting September 2012 through June 2013. As of June 30, 2012, Navios Logistics had paid $1,086 for the construction of the tank barges.

Intangible Assets Other Than Goodwill	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
INTANGIBLE ASSETS OTHER THAN GOODWILL
NOTE 6: INTANGIBLE ASSETS OTHER THAN GOODWILL
     Intangible assets as of June 30, 2012 consisted of the following:

				Net Book
	Acquisition	Accumulated	Disposal/Transfer to	Value
	Cost	Amortization	Vessel Cost	June 30, 2012
Trade name	$100,420	$(23,947)	$—	$76,473
Port terminal operating rights	34,060	(5,993)	—	28,067
Customer relationships	35,490	(7,985)	—	27,505
Favorable lease terms (*)	234,514	(135,211)	—	99,303

Total Intangible assets	404,484	(173,136)	—	231,348

Unfavorable lease terms (**)	(127,513)	85,764	—	(41,749)

Total	$276,971	$(87,372)	$—	$189,599

     Intangible assets as of December 31, 2011 consisted of the following:

				Net Book Value
		Accumulated	Disposal/Transfer	December 31,
	Acquisition Cost	Amortization	to Vessel Cost	2011
Trade name	$100,420	$(22,025)	$—	$78,395
Port terminal operating rights	34,060	(5,533)	—	28,527
Customer relationships	35,490	(7,098)	—	28,392
Favorable lease terms	237,644	(128,172)	(1,513)	107,959

Total Intangible assets	407,614	(162,828)	(1,513)	243,273

Unfavorable lease terms	(127,513)	82,688	—	(44,825)

Total	$280,101	$(80,140)	$(1,513)	$198,448

(*)
As of June 30, 2012, the intangible asset associated with the favorable lease terms included an amount of $30,991 related to purchase options for the vessels. This amount was not amortized and, should the purchase option in respect of a vessel be exercised, any unamortized portion of this asset will be capitalized as part of the cost of the vessel and will be depreciated over the remaining useful life of the vessel (Note 5) and, if not exercised, the intangible will be written off. As of June 30, 2012 and December 31, 2011, $0 and $90, respectively, had been transferred to the acquisition cost of vessels.

(**)
As of June 30, 2012, the intangible liability associated with the unfavorable lease terms included an amount of $15,890 related to purchase options held by third parties. This amount is not amortized and, if exercised by the third party, the liability will be included in the calculation of the gain or loss of the related vessel and, if not exercised, the intangible will be written off. As of June 30, 2012, no purchase options held by third parties have been exercised.

Amortization expense, net for the three month periods ended June 30, 2012 and 2011 amounted to $4,463 and $4,390, respectively, and for the six month periods ended June 30, 2012 and 2011 amounted to $8,852 and $9,517, respectively.
  The remaining aggregate amortization of acquired intangibles as of June 30, 2012 will be as follows:

	Within one		Year	Year
Description	year	Year Two	Three	Four	Year Five	Thereafter	Total
Navios Holdings
Trade name	$3,854	$3,854	$3,854	$3,854	$3,854	$57,203	$76,473
Favorable lease terms	15,899	13,199	11,840	11,324	10,566	5,484	68,312
Unfavorable lease terms	(5,725)	(4,933)	(4,302)	(2,828)	(1,787)	(6,284)	(25,859)
Port terminal operating rights	921	921	921	921	921	23,462	28,067
Customer relationships	1,775	1,775	1,775	1,775	1,775	18,630	27,505

Total	$16,724	$14,816	$14,088	$15,046	$15,329	$98,495	$174,498

Borrowings	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
BORROWINGS
NOTE 7: BORROWINGS
     Borrowings, as of June 30, 2012, consisted of the following:

June 30,
Navios Holdings loans	2012
Loan Facility HSH Nordbank and Commerzbank A.G.	$42,715
Revolver Facility HSH Nordbank and Commerzbank A.G.	6,119
Commerzbank A.G.	90,441
Dekabank Deutsche Girozentrale	39,750
Loan Facility Emporiki Bank ($130,000)	32,808
Loan Facility Emporiki Bank ($75,000)	33,375
Loan Facility Emporiki Bank ($40,000)	37,000
Loan Facility Emporiki Bank ($23,000)	21,450
Loan Facility Emporiki Bank ($23,000)	20,884
Loan DNB NOR Bank ($40,000)	33,453
Loan DNB NOR Bank ($66,500)	48,800
Loan Facility DVB Bank SE ($42,000)	40,588
Loan facility Cyprus Popular Bank (formerly known as Marfin Egnatia Bank)	—
Unsecured bonds	20,000
Senior notes due 2019	350,000
Ship mortgage notes	400,000

Total Navios Holdings loans	$1,217,383

June 30,
Navios Logistics loans	2012
Senior notes	$200,000
Other long-term loans	633

Total Navios Logistics loans	$200,633

June 30,
Total Navios Holdings loans (including Navios Logistics loans)	2012
Total borrowings	$1,418,016
Less: unamortized discount	(4,169)
Less: current portion	(56,348)

Total long-term borrowings	$1,357,499

Navios Holdings loans
In December 2006, the Company issued $300,000 in senior notes at a fixed rate of 9.5% due on December 15, 2014 (the "2014 Notes"). On January 28, 2011, Navios Holdings completed the sale of $350,000 of 8.125% Senior Notes due 2019 (the "2019 Notes"). The net proceeds from the sale of the 2019 Notes were used to redeem any and all of Navios Holdings' outstanding 2014 Notes and pay related transaction fees and expenses and for general corporate purposes. The effect of this transaction was the write off of $21,199 from deferred financing fees, which is recorded in the statement of comprehensive income under "Loss on bond extinguishment".
Senior Notes: On January 28, 2011, the Company and its wholly owned subsidiary, Navios Maritime Finance II (US) Inc. ("NMF" and, together with the Company, the "2019 Co-Issuers") issued $350,000 in senior notes due on February 15, 2019 at a fixed rate of 8.125%. The senior notes are fully and unconditionally guaranteed, jointly and severally and on an unsecured senior basis, by all of the Company's subsidiaries, other than NMF, Navios Maritime Finance (US) Inc., Navios South American Logistics Inc. and its subsidiaries and Navios GP L.L.C. The subsidiary guarantees are "full and unconditional", as those terms are used in Regulation S-X Rule 3-10, except that the indenture provides for an individual subsidiary's guarantee to be automatically released in certain customary circumstances, such as when a subsidiary is sold or all of the assets of the subsidiary are sold, the capital stock is sold, when the subsidiary is designated as an "unrestricted subsidiary" for purposes of the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the notes. The 2019 Co-Issuers have the option to redeem the notes in whole or in part, at any time (i) before February 15, 2015, at a redemption price equal to 100% of the principal amount, plus a make-whole premium, plus accrued and unpaid interest, if any, and (ii) on or after February 15, 2015, at a fixed price of 104.063% of the principal amount, which price declines ratably until it reaches par in 2017, plus accrued and unpaid interest, if any. At any time before February 15, 2014, the 2019 Co-Issuers may redeem up to 35% of the aggregate principal amount of the notes with the net proceeds of an equity offering at 108.125% of the principal amount of the notes, plus accrued and unpaid interest, if any, so long as at least 65% of the originally issued aggregate principal amount of the notes remains outstanding after such redemption. In addition, upon the occurrence of certain change of control events, the holders of the notes will have the right to require the 2019 Co-Issuers to repurchase some or all of the notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.
The senior notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering in transactions with affiliates, merging or consolidating or selling all or substantially all of the 2019 Co-Issuers' properties and assets and creation or designation of restricted subsidiaries. The 2019 Co-Issuers were in compliance with the covenants as of June 30, 2012.
Ship Mortgage Notes: In November 2009, the Company and its wholly owned subsidiary, Navios Maritime Finance (US) Inc. (together, the "Mortgage Notes Co-Issuers") issued $400,000 of first priority ship mortgage notes due on November 1, 2017 at a fixed rate of 8.875%. The ship mortgage notes are senior obligations of the Mortgage Notes Co-Issuers and are secured by first priority ship mortgages on 15 vessels owned by certain subsidiary guarantors and other related collateral securities. The ship mortgage notes are fully and unconditionally guaranteed, jointly and severally by all of the Company's direct and indirect subsidiaries that guarantee the 2019 Notes and NMF. The guarantees of the Company's subsidiaries that own mortgage vessels are senior secured guarantees and the guarantees of the Company's subsidiaries that do not own mortgage vessels are senior unsecured guarantees. At any time before November 1, 2012, the Mortgage Notes Co-Issuers may redeem up to 35% of the aggregate principal amount of the ship mortgage notes with the net proceeds of a public equity offering at 108.875% of the principal amount of the ship mortgage notes, plus accrued and unpaid interest, if any, so long as at least 65% of the originally issued aggregate principal amount of the ship mortgage notes remains outstanding after such redemption. In addition, the Mortgage Notes Co-Issuers have the option to redeem the ship mortgage notes in whole or in part, at any time (1) before November 1, 2013, at a redemption price equal to 100% of the principal amount plus a make whole price which is based on a formula calculated using a discount rate of treasury bonds plus 50 basis points, and (2) on or after November 1, 2013, at a fixed price of 104.438%, which price declines ratably until it reaches par in 2015.
Furthermore, upon occurrence of certain change of control events, the holders of the ship mortgage notes may require the Mortgage Notes Co-Issuers to repurchase some or all of the notes at 101% of their face amount. Pursuant to the terms of a registration rights agreement, as a result of satisfying certain conditions, the Mortgage Notes Co Issuers and the guarantors are not obligated to file a registration statement that would have enabled the holders of ship mortgage notes to exchange the privately placed notes with publicly registered notes with identical terms. The ship mortgage notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering into certain transactions with affiliates, merging or consolidating or selling all or substantially all of the Mortgage Notes Co-Issuers' properties and assets and creation or designation of restricted subsidiaries. The Mortgage Notes Co-Issuers were in compliance with the covenants as of June 30, 2012.
On July 10, 2012, the Company and Navios Maritime Finance (US) Inc. issued an additional $88,000 in aggregate principal amount of the Ship Mortgage Notes. See also Note 16.
Loan Facilities:
The majority of the Company's senior secured credit facilities include maintenance covenants, including loan-to-value ratio covenants, based on either charter-adjusted valuations, or charter-free valuations. As of June 30, 2012, the Company was in compliance with all of the covenants under each of its credit facilities outlined below.
HSH/Commerzbank Facility: In February 2007, Navios Holdings entered into a secured loan facility with HSH Nordbank and Commerzbank AG maturing on October 31, 2014. The facility was initially composed of a $280,000 term loan facility and a $120,000 reducing revolving facility and it has been amended and repaid as certain vessels have been sold.
The loan facility bears interest at a margin ranging from 115 basis points to 175 basis points depending on the specified security value and requires compliance with financial covenants, including a specified security value maintenance compared to total debt percentage and minimum liquidity. It is an event of default under the revolving credit facility if such covenants are not complied with or if Angeliki Frangou, the Company's Chairman and Chief Executive Officer, beneficially owns less than 20% of the issued stock.
As of June 30, 2012, the outstanding revolving credit facility is repayable in three quarterly installments of $846 and seven quarterly installments of $224 with a final balloon payment of $2,013 on the last payment date and the outstanding term loan facility is repayable in three quarterly installments of $529 and seven quarterly installments of $1,129 with a final balloon payment of $33,225 on the last payment date.
As of June 30, 2012, the outstanding amount under the revolving credit facility was $6,119 and the outstanding amount under the loan facility was $42,715.
Emporiki Facilities: In December 2007, Navios Holdings entered into a facility agreement with Emporiki Bank of Greece for an amount of up to $154,000 in order to partially finance the construction of two Capesize bulk carriers. In July 2009, following an amendment of the above-mentioned agreement, the amount of the facility has been changed to up to $130,000.
The interest rate of the amended facility is based on a margin of 175 basis points. The facility is repayable in one installment of $1,420 in July 2013, followed by three semi-annual installments of $2,140 and ten semi-annual installments of $1,427 with a final balloon payment of $10,698 on the last payment date. The loan facility requires compliance with certain financial covenants and the covenants contained in the 2019 Notes. As of June 30, 2012, the outstanding amount under this facility was $32,808.
In August 2009, Navios Holdings entered into an additional facility agreement with Emporiki Bank of Greece for an amount of up to $75,000 (divided into two tranches of $37,500) to partially finance the acquisition costs of two Capesize vessels. The loan bears interest at a rate of LIBOR plus 175 basis points. The outstanding amount of the loan as of June 30, 2012 is repayable in 17 semi-annual installments of $1,375 with a final payment of $10,000 on the last repayment date. The loan facility requires compliance with certain financial covenants and the covenants contained in the 2019 Notes. As of June 30, 2012, the outstanding amount under this facility was $33,375.
In September 2010, Navios Holdings entered into another facility agreement with Emporiki Bank of Greece for an amount of up to $40,000 in order to partially finance the construction of one Capesize bulk carrier, the Navios Azimuth, which was delivered on February 14, 2011 to Navios Holdings. The loan is repayable in 20 semi-annual equal installments of $1,500, with a final balloon payment of $10,000 on the last payment date. The loan bears interest at a rate of LIBOR plus 275 basis points. The loan facility requires compliance with certain financial covenants and the covenants contained in the 2019 Notes. As of June 30, 2012, the full amount was drawn and the outstanding amount under this facility was $37,000.
In August 2011, Navios Holdings entered into an additional facility agreement with Emporiki Bank of Greece for an amount of up to $23,000 in order to partially finance the construction of a newbuilding bulk carrier, the Navios Avior, which was delivered on May 14, 2012 (see Note 5). The facility is repayable in 20 semi-annual equal installments of $681 after the drawdown date, with a final balloon payment of $7,264 on the last payment date. The loan bears interest at a rate of LIBOR plus 275 basis points. The loan facility requires compliance with certain covenants and with the covenants contained in the 2019 Notes. As of June 30, 2012, the outstanding amount under this facility was $20,884.
In December 2011, Navios Holdings entered into another facility agreement with Emporiki Bank of Greece for an amount up to $23,000 in order to partially finance the construction of one newbuilding bulk carrier, the Navios Centaurus, which was delivered on March 30, 2012 (see Note 5). The facility is repayable in 20 semi-annual equal installments of $700 after the drawdown date, with a final balloon payment of $7,450 on the last payment date. The loan bears interest at a rate of LIBOR plus 325 basis points. The loan facility requires compliance with certain covenants and with the covenants contained in the 2019 Notes. As of June 30, 2012, the outstanding amount under this facility was $21,450.
DNB Facilities: In June 2008, Navios Holdings entered into a facility agreement with DNB NOR BANK ASA for an amount of up to $133,000 in order to partially finance the construction of two Capesize bulk carriers. In June 2009, following an amendment of the above-mentioned agreement, one of the two tranches of the facility amounting to $66,500 was cancelled following the cancellation of construction of one Capesize bulk carrier. The interest rate of the amended facility is based on a margin of 225 basis points. As of June 30, 2012, the outstanding loan facility is repayable in seven semi-annual installments of $2,900, with a final payment of $28,500 on the last payment date. The loan facility requires compliance with certain financial covenants and the covenants contained in the 2019 Notes. As of June 30, 2012, the outstanding amount under this facility was $48,800. The outstanding amount was repaid in full on July 10, 2012. See also Note 16.
In August 2010, Navios Holdings entered into a facility agreement with DNB NOR BANK ASA for an amount of up to $40,000 in order to partially finance the construction of one Capesize bulk carrier, the Navios Altamira, which was delivered on January 28, 2011 to Navios Holdings, and amended the loan. The loan bears interest at a rate of LIBOR plus 275 basis points. As of June 30, 2012, the outstanding loan is repayable in 19 equal quarterly installments of $587, with a final balloon payment of $22,300 on the last payment date. The loan facility requires compliance with certain financial covenants and the covenants contained in the 2019 Notes. As of June 30, 2012, the outstanding amount under this facility was $33,453.
Dekabank Facility: In February 2009 (amended and restated in May 2009), Navios Holdings entered into a facility of up to $120,000 with Dekabank Deutsche Girozentrale to finance the acquisition of two Capesize vessels. The loan is repayable in 20 semi-annual installments and bears an interest rate based on a margin of 190 basis points. On June 15, 2012, the Company sold the Navios Buena Ventura and fully repaid the outstanding balance associated with the vessel. The loan facility requires compliance with certain financial covenants and the covenants contained in the 2019 Notes. As of June 30, 2012, $39,750 was outstanding under this facility. The outstanding amount was repaid in full on July 9, 2012. See also Note 16.
Cyprus Popular Bank Public Co. Ltd. Facility: In March 2009, Navios Holdings entered into a loan facility with Cyprus Popular Bank Public Co. Ltd. of up to $110,000 to be used to finance the pre-delivery installments for the construction of newbuilding vessels and for general corporate purposes. As of September 7, 2010, the available amount of the loan facility was reduced to $30,000. On May 10, 2011, the amount of $18,850 was drawn to finance the acquisition of the Navios Astra. The loan is repayable beginning three months following the drawdown in seven equal quarterly installments of $471, with a final balloon payment of $15,553 on the last payment date. This loan bears interest at a rate of LIBOR plus 275 basis points. On April 20, 2012, the Company repaid the facility in full using the proceeds under the second tranche of the DVB Bank SE loan facility. As of June 30, 2012, the available amount under the facility was $30,000.
Commerzbank Facility: In June 2009, Navios Holdings entered into a facility agreement for an amount of up to $240,000 (divided into four tranches of $60,000) with Commerzbank AG in order to partially finance the acquisition of a Capesize vessel and the construction of three Capesize vessels. Following the delivery of two Capesize vessels, the Navios Melodia and the Navios Buena Ventura on September 20, 2010 and October 29, 2010, respectively, Navios Holdings cancelled two of the four tranches and in October 2010 fully repaid their outstanding loan balances of $53,600 and $54,500, respectively. As of June 30, 2012, the third tranche of the facility is repayable in three quarterly installments of $257 and 25 quarterly installments of $882, with a final balloon payment of $21,215 on the last payment date; and the fourth tranche of the facility is repayable in three quarterly installments of $210 and 31 quarterly installments of $835, with a final balloon payment of $19,890 on the last payment date. The loan bears interest at a rate based on a margin of 225 basis points. The loan facility requires compliance with certain covenants and with the covenants contained in the 2019 Notes. As of June 30, 2012, the outstanding amount was $90,441.
DVB Bank SE Facility: On March 23, 2012, Navios Holdings entered into a facility agreement with a syndicate of banks led by DVB Bank SE for an amount of up to $42,000 in two tranches, (a) the first tranche is for an amount of up to $26,000 in order to finance the acquisition of a handysize vessel, the Navios Serenity (see Note 5); and (b) the second tranche is for an amount of up to $16,000 to refinance the Navios Astra loan facility with Cyprus Popular Bank Public Co. Ltd. The two tranches bear interest at a rate of LIBOR plus 285 basis points and 360 basis points, respectively. As of June 30, 2012, Navios Holdings had drawn $26,000 under the first tranche and $14,950 under the second tranche. The first tranche is repayable in 32 quarterly installments of $362, with a final balloon payment of $14,416 on the last repayment date and the second tranche is payable in 32 quarterly installments of $269, with a final balloon payment of $6,342 on the last repayment date. The loan facility requires compliance with certain financial covenants and the covenants contained in the 2019 Notes. As of June 30, 2012, the outstanding amount was $40,588.
Unsecured Bond: In July 2009, Navios Holdings issued a $20,000 unsecured bond due in July 2012 as a partial payment for the acquisition price of a Capesize vessel. Interest accrues on the principal amount of the unsecured bond at the rate of 6% per annum. All accrued interest (which will not be compounded) will be first due and payable in July 2012, which is the maturity date. The unsecured bond may be prepaid by Navios Holdings at any time without prepayment penalty. The outstanding amount was repaid in full on July 24, 2012. See also Note 16.
Amounts drawn under the facilities are secured by first priority mortgages on Navios Holdings' vessels and other collateral. The credit facilities contain a number of restrictive covenants that limit Navios Holdings and/or its subsidiaries from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of Navios Holdings' vessels; changing the commercial and technical management of Navios Holdings' vessels; selling or changing the ownership of Navios Holdings' vessels; and subordinating the obligations under the credit facilities to any general and administrative costs relating to the vessels. The credit facilities also require the vessels to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times. The credit facilities also require compliance with a number of financial covenants including debt coverage ratios and minimum liquidity. It is an event of default under the credit facilities if such covenants are not complied with.
Navios Logistics loans
On April 12, 2011, Navios Logistics and its wholly-owned subsidiary Navios Logistics Finance (US) Inc. ("Logistics Finance" and, together the "Logistics Co-Issuers") issued $200,000 in senior notes due on April 15, 2019 at a fixed rate of 9.25% (the “Logistics Senior Notes"). The Logistics Senior Notes are fully and unconditionally guaranteed, jointly and severally, by all of Navios Logistics' direct and indirect subsidiaries except for Hidronave South American Logistics S.A. and Navios Logistics Finance (US) Inc. The subsidiary guarantees are "full and unconditional", as those terms are used in Regulation S-X Rule 3-10, except that the indenture provides for an individual subsidiary's guarantee to be automatically released in certain customary circumstances, such as when a subsidiary is sold or all of the assets of the subsidiary are sold, the capital stock is sold, when the subsidiary is designated as an "unrestricted subsidiary" for purposes of the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the notes. The Logistics Co-Issuers have the option to redeem the notes in whole or in part, at their option, at any time (i) before April 15, 2014, at a redemption price equal to 100% of the principal amount plus the applicable make-whole premium plus accrued and unpaid interest, if any, to the redemption date and (ii) on or after April 15, 2014, at a fixed price of 106.938%, which price declines ratably until it reaches par in 2017. At any time before April 15, 2014, the Logistics Co-Issuers may redeem up to 35% of the aggregate principal amount of the Logistics Senior Notes with the net proceeds of an equity offering at 109.25% of the principal amount of the notes, plus accrued and unpaid interest, if any, to the redemption date so long as at least 65% of the originally issued aggregate principal amount of the notes remains outstanding after such redemption.
In addition, upon the occurrence of certain change of control events, the holders of the Logistics Senior Notes will have the right to require the Logistics Co-Issuers to repurchase some or all of the notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.
The Logistics Senior Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, in excess of 6% per annum of the net proceeds received by or contributed to Navios Logistics in or from any public offering, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering in transactions with affiliates, merging or consolidating or selling all or substantially all of Navios Logistics properties and assets and creation or designation of restricted subsidiaries.
Cyprus Popular Bank Public Co. Ltd. Facility
On March 20, 2012, Cyprus Popular Bank Public Co. Ltd. and Nauticler S.A., a subsidiary of Navios Holdings, finalized the documentation of the $40,000 revolving credit facility for working and investment capital purposes. The loan bears interest at a rate based on a margin of 300 basis points and the obligations will be secured by mortgages on four tanker vessels or alternative security over other assets acceptable to the bank. The facility requires Navios Logistics to be in compliance with the covenants contained in the indenture governing the Logistics Senior Notes. The loan is initially repayable 12 months after drawdown with extension options available. As of June 30, 2012, the revolving credit facility was undrawn.
Other Indebtedness
In connection with the acquisition of Hidronave S.A. on October 29, 2009, Navios Logistics assumed an $817 loan facility that was entered into by Hidronave S.A. in 2001 in order to finance the construction of a pushboat (Nazira). As of June 30, 2012, the outstanding loan balance was $633. The loan facility bears interest at a fixed rate of 600 basis points. The loan is to be repaid in equal monthly installments of $6 each and the final repayment date must occur prior to August 10, 2021. The loan also requires compliance with certain covenants.
As of June 30, 2012, the Company and its subsidiaries were in compliance with all of the covenants under each of its credit facilities.
The maturity table below reflects the principal payments for the next five years and thereafter of all borrowings of Navios Holdings (including Navios Logistics) outstanding as of June 30, 2012, based on the repayment schedules of the respective loan facilities (as described above) and the outstanding amount due under the debt securities.

Amounts in
thousands of
Payment due by period	U.S. dollars
June 30, 2013	$56,348
June 30, 2014	44,095
June 30, 2015	74,624
June 30, 2016	58,126
June 30, 2017	48,444
June 30, 2018 and thereafter	1,136,379

Total	$1,418,016

Derivatives and Fair Value of Financial Instruments	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 8: DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS
Interest rate risk
     The Company from time to time enters into interest rate swap contracts as economic hedges to its exposure to variability in its floating rate long-term debt. Under the terms of the interest rate swaps, the Company and the bank agreed to exchange at specified intervals, the difference between paying fixed rate and floating rate interest calculated by reference to the agreed principal amounts and maturities. Interest rate swaps allow the Company to convert long-term borrowings issued at floating rates into equivalent fixed rates. Even though the interest rate swaps were entered into for economic hedging purposes, the derivatives described below do not qualify for accounting purposes as cash flow hedges under the related accounting guidance, as the Company does not have currently written contemporaneous documentation identifying the risk being hedged and both on a prospective and retrospective basis, performed an effective test supporting that the hedging relationship is highly effective. Consequently, the Company recognizes the change in fair value of these derivatives in the statements of comprehensive income.
Fair Value of Financial Instruments
The following methods and assumptions were used to estimate the fair value of each class of financial instrument:
     Cash and cash equivalents: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.
     Restricted Cash: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.
     Forward Contracts: The estimated fair value of forward contracts and other assets was determined based on quoted market prices.
     Borrowings: The carrying amounts of the floating rate loans approximates their fair value. The senior and ship mortgage notes are fixed rate borrowings and their fair value, which was determined based on quoted market prices, is indicated in the table below.
Loan receivable from affiliated company: The carrying amount of the floating rate loan approximates its fair value.
Due from affiliated companies, long term: The carrying amount of the floating rate payable approximates its fair value.
     Accounts receivable: Carrying amounts are considered to approximate fair value due to the short-term nature of these accounts receivables and because there were no significant changes in interest rates. All amounts that are assumed to be uncollectible are written off and/or reserved.
     Accounts payable: The carrying amounts of accounts payable reported in the balance sheet approximates their fair value due to the short-term nature of these accounts payable and because there were no significant changes in interest rates.
     Investment in available for sale securities: The carrying amount of the investment in available-for-sale securities reported in the balance sheet represents unrealized gains and losses on these securities, which are reflected directly in equity unless an unrealized loss is considered "other-than-temporary", in which case it is transferred to the statements of comprehensive income.
     Forward freight agreements: The fair value of forward freight agreements is the estimated amount that the Company would receive or pay to terminate the agreement at the reporting date by obtaining quotes from brokers or exchanges.
 The estimated fair values of the Company's financial instruments are as follows:

	June 30, 2012		December 31, 2011
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$169,095	$169,095	$171,096	$171,096
Restricted cash	$9,521	$9,521	$6,399	$6,399
Accounts receivable, net	$107,977	$107,977	$101,386	$101,386
Accounts payable	$(49,848)	$(49,848)	$(52,113)	$(52,113)
Senior and ship mortgage notes, net of discount	$(945,831)	$(894,975)	$(945,538)	$(841,500)
Long-term debt, including current portion	$(468,016)	$(468,016)	$(508,019)	$(508,019)
Investments in available for sale securities	$142	$142	$82,904	$82,904
Forward Freight Agreements, net	$1,273	$1,273	$1,279	$1,279
Loan receivable from affiliated company	$35,000	$35,000	$40,000	$40,000
Due from affiliated companies, long term	$24,471	$24,471	$—	$—
     The following tables set forth our assets and liabilities that are measured at fair value on a recurring basis categorized by fair value hierarchy level. As required by the fair value guidance, assets and liabilities are categorized in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair Value Measurements as of June 30, 2012
		Quoted Prices in	Significant Other	Significant
		Active Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
Assets	Total	(Level I)	(Level II)	(Level III)
FFAs	$1,333	$1,333	$—	$—
Investments in available for sale securities	142	142	—	—

Total	$1,475	$1,475	$—	$—

	Fair Value Measurements as of December 31, 2011
		Quoted Prices in	Significant Other	Significant
		Active Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
Assets	Total	(Level I)	(Level II)	(Level III)
FFAs	$1,279	$1,279	$—	$—
Investments in available for sale securities	82,904	82,904	—	—

Total	$84,183	$84,183	$—	$—

	Fair Value Measurements as of June 30, 2012
		Quoted Prices in	Significant Other	Significant
		Active Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
Liabilities	Total	(Level I)	(Level II)	(Level III)
FFAs	$60	$60	$—	$—

Total	$60	$60	$—	$—

Fair Value Measurements
The estimated fair value of our financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:
Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.
Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.
Level III: Inputs that are unobservable. The Company did not use any Level III inputs as of June 30, 2012.

	Fair Value Measurements at June 30, 2012
Assets	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$169,095	$169,095	$—	$—
Restricted cash	$9,521	$9,521	$—	$—
Senior and ship mortgage notes, net of discount	$(894,975)	$(894,975)	$—	$—
Long-term debt, including current portion (1)	$(468,016)	$—	$(468,016)	$—
Loan receivable from affiliated company (2)	$35,000	$—	$35,000	$—
Due from affiliated companies, long term (2)	$24,471	$—	$24,471	$—

(1)
The fair value of the Company's long term debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities, published quoted market prices as well as taking into account the Company's creditworthiness.

(2)
The fair value of the Company's loan receivable from affiliated company and long term receivable from affiliated companies is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as after taking into account the counterparty's creditworthiness.

Preferred and Common Stock	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
PREFERRED AND COMMON STOCK
NOTE 9: PREFERRED AND COMMON STOCK
In November 2008, the Board of Directors approved a share repurchase program for up to $25,000 of Navios Holdings' common stock. Share repurchases are made pursuant to a program adopted under Rule 10b5-1 under the Exchange Act. The program does not require any minimum purchase or any specific number or amount of shares and may be suspended or reinstated at any time in Navios Holdings' discretion and without notice. Repurchases are subject to restrictions under the terms of the Company's credit facilities and indentures.
In October 2011, Navios Holdings repurchased 73,651 shares for a total cost of $221. There were no shares repurchased during the six month period ended June 30, 2012.
Issuances to Employees and Exercise of Options
On March 1, March 2, March 7 and June 23, 2011, pursuant to the stock plan approved by the Board of Directors, 18,281, 29,250, 68,047 and 15,000 shares, respectively, were issued following the exercise of options for cash at an exercise price of $3.18 per share for a total of $415.
On December 5, 2011, pursuant to the stock plan approved by the Board of Directors Navios Holdings issued to its employees 784,273 shares of restricted common stock, 29,000 restricted stock units and 1,344,353 stock options.
On January 11 and February 29, 2012, pursuant to the stock plan approved by the Board of Directors, 10,969 and 18,282 shares, respectively, were issued following the exercise of the options for cash at an exercise price of $3.18 per share for a total of $93.
Vested, Surrendered and Forfeited
During the six month period ended June 30, 2012 and the year ended December 31, 2011, 4,300 and 8,869 restricted shares of common stock, respectively, were forfeited upon termination of employment.
During 2011, 15,264 restricted stock units that were issued to the Company's employees in 2009 and 2010 became vested and 1,997 restricted shares of common stock were surrendered.
Following the issuances and cancellations of the shares described above, Navios Holdings had as of June 30, 2012, 102,434,315 shares of common stock and 8,479 shares of preferred stock outstanding.

Commitments and Contingencies	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 10: COMMITMENTS AND CONTINGENCIES
As of June 30, 2012, the Company was contingently liable for letters of guarantee and letters of credit amounting to $590 (December 31, 2011: $590) issued by various banks in favor of various organizations and the total amount was collateralized by cash deposits, which were included as a component of restricted cash.
On March 1, 2012, Navios Logistics issued a guarantee and indemnity letter that guaranteed the performance by Petrolera San Antonio S.A. of all its obligations to Vitol S.A. up to $10,000. On July 11, 2012, the amount of the guarantee was amended to $12,000.This guarantee expires on March 1, 2013.
In connection with the acquisition of Horamar, Navios Logistics recorded liabilities for certain pre-acquisition contingencies amounting to $6,632 ($2,907 relating to VAT-related matters, $1,703 for withholding tax-related matters, $1,511 relating to provisions for claims and others and $511 for income tax-related matters) that were included in the allocation of the purchase price based on their respective fair values. As it relates to these contingencies, the prior owners of Horamar agreed to indemnify Navios Logistics in the event that any of the above contingencies materialize before agreed-upon dates, extending to various dates through January 2020. As of June 30, 2012, the remaining liability related to these pre-acquisition contingencies amounted to $2,819 ($2,764 in 2011) and was entirely offset by an indemnification asset for the same amount, which was reflected in other non-current assets.
The Company is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions have been recognized in the financial statements for all such proceedings where the Company believes that a liability may be probable, and for which the amounts are reasonably estimable, based upon facts known at the date the financial statements were issued. Management believes the ultimate disposition of these matters will be immaterial to the Company's financial position, results of operations or liquidity.
The Company, in the normal course of business, entered into contracts to time charter-in vessels for various periods through February 2024.
As of June 30, 2012, the Company's future minimum commitments, net of commissions under chartered-in vessels, barges and pushboats were as follows:

Amounts
in thousands of
U.S. Dollars
June 30, 2013	$114,575
June 30, 2014	100,851
June 30, 2015	87,440
June 30, 2016	81,246
June 30, 2017	75,662
June 30, 2018 and thereafter	273,049

Total	$732,823

As of June 30, 2012, Navios Logistics has obligations related its port expansion project and the construction of four new tank barges of $11,273 and $6,514, respectively.

Transactions with Related Parties	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
TRANSACTIONS WITH RELATED PARTIES
NOTE 11: TRANSACTIONS WITH RELATED PARTIES
     Office rent: On January 2, 2006, Navios Corporation and Navios ShipManagement Inc., two wholly owned subsidiaries of Navios Holdings, entered into lease agreements with Goldland Ktimatiki-Ikodomiki-Touristiki and Xenodohiaki Anonimos Eteria, both of which are Greek corporations that are currently majority-owned by Angeliki Frangou, Navios Holdings' Chairman and Chief Executive Officer. The lease agreements provide for the leasing of two facilities located in Piraeus, Greece of approximately 2,034.3 square meters to house the operations of most of the Company's subsidiaries. The total annual lease payments are in the aggregate €492 (approximately $619) and the lease agreements expire in 2017. These payments are subject to annual adjustments starting from the third year, which are based on the inflation rate prevailing in Greece as reported by the Greek State at the end of each year.
On October 31, 2007, Navios ShipManagement Inc. entered into a lease agreement with Emerald Ktimatiki-Ikodomiki-Touristiki and Xenodohiaki Anonimos Eteria, both of which are Greek corporations that are currently majority-owned by Angeliki Frangou, Navios Holdings' Chairman and Chief Executive Officer. The lease agreement initially provided for the leasing of one facility in Piraeus, Greece of approximately 1,376.5 square meters to house part of the operations of the Company. On October 29, 2010, the existing lease agreement was amended to provide Navios ShipManagement Inc. with a lease for 1,122.75 square meters. The total annual lease payments are €379 (approximately $477) and the lease agreement expires in 2019. These payments are subject to annual adjustments starting from the third year, which are based on the inflation rate prevailing in Greece as reported by the Greek State at the end of each year.
     On October 29, 2010, Navios Tankers Management Inc. entered into a lease agreement with Emerald Ktimatiki-Ikodomiki-Touristiki and Xenodohiaki Anonimos Eteria, both of which are Greek corporations that are currently majority owned by Angeliki Frangou, Navios Holdings' Chairman and Chief Executive Officer. The lease agreement provides for the leasing of one facility in Piraeus, Greece, of approximately 253.75 square meters to house part of the operations of the Company. The total annual lease payments are €81 (approximately $102) and the lease agreement expires in 2019. These payments are subject to annual adjustments starting from the third year, which are based on the inflation rate prevailing in Greece as reported by the Greek State at the end of each year.
     Purchase of services: The Company utilizes Acropolis Chartering and Shipping Inc. ("Acropolis"), a brokerage firm for freight and shipping charters, as a broker. Although Navios Holdings owns 50% of Acropolis' stock, Navios Holdings has agreed with the other shareholder that the earnings and amounts declared by way of dividends will be allocated 35% to the Company with the balance to the other shareholder. Commissions paid to Acropolis for the three month periods ended June 30, 2012 and 2011 were $0 and $17, respectively, and for the six months periods ended June 30, 2012 and 2011 were $48 and $17, respectively. During the six month periods ended June 30, 2012 and 2011, the Company received dividends of $140 and $0, respectively, and during the three month periods ended June 30, 2012 and 2011, the Company received no dividends. Included in the trade accounts payable at June 30, 2012 and December 31, 2011 was an amount of $98 and $125, respectively, which was due to Acropolis.

Vessels charter hire: In February 2012, the Company chartered in from Navios Partners the Navios Apollon, a 2000-built Ultra-Handymax vessel of 52,073 dwt. The term of this charter is approximately two years at a net daily rate of $12,500 per day for the first year and $13,500 net per day for the second year, plus 50/50 profit sharing based on actual earnings. In May 2012, the Company chartered in from Navios Partners the Navios Prosperity, a 2007-built Panamax vessel of 82,535 dwt. The term of this charter is approximately one year at a net daily rate of $12,000 per day, plus profit sharing. The owners will receive 100% of the first $1,500 in profits above the base rate, and thereafter all profits will be split 50/50 to each party. Total charter hire expense for both vessels for the three month and six month periods ended June 30, 2012 were $1,529 and $2,088, respectively, and was included in the statement of comprehensive income under “Time charter, voyage and port terminal expenses”.
     Management fees: Pursuant to a management agreement dated November 16, 2007, Navios Holdings provides commercial and technical management services to Navios Partners' vessels for a daily fixed fee of $4 per owned Panamax vessel and $5 per owned Capesize vessel. This daily fee covers all of the vessels' operating expenses, including the cost of drydock and special surveys. The daily initial term of the agreement is five years commencing from November 16, 2007. On October 27, 2009, the fixed fee period was extended for two years and the daily fees were amended to $4.5 per owned Ultra Handymax vessel, $4.4 per owned Panamax vessel and $5.5 per owned Capesize vessel. In October 2011, the fixed fee period was further extended until December 31, 2017 and the daily fees were amended to $4.7 per owned Ultra Handymax vessel, $4.6 per owned Panamax vessel and $5.7 per owned Capesize vessel until December 31, 2013. From January 2014 to December 2017, Navios Partners will reimburse Navios Holdings for all of the actual operating costs and expenses in connection with the management of Navios Partners' fleet. Total management fees for the three month periods ended June 30, 2012 and 2011 amounted to $7,322 and $6,466, respectively, and for the six month periods ended June 30, 2012 and 2011 amounted to $14,557 and $12,514, respectively.
     Pursuant to a management agreement dated May 28, 2010, as amended on September 10, 2010 and May 4, 2012, for five years from the closing of Navios Acquisition's initial vessel acquisition, Navios Holdings provides commercial and technical management services to Navios Acquisition's vessels for a daily fee of $6.0 per owned MR2 product tanker and chemical tanker vessel, $7.0 per owned LR1 product tanker vessel and $10.0 per owned VLCC vessel. This daily fee covers all of the vessels' operating expenses, other than certain extraordinary fees and costs. During the remaining one year of the term of the management agreement, Navios Acquisition expects that it will reimburse Navios Holdings for all of the actual operating costs and expenses it incurs in connection with the management of its fleet. Actual operating costs and expenses will be determined in a manner consistent with how the initial fixed fees were determined. Drydocking expenses will be fixed under this agreement for up to $300 per vessel and will be reimbursed at cost for VLCC vessels. Total management fees for the three month periods ended June 30, 2012 and 2011 amounted to $11,102 and $8,056, respectively, and for the six month period ended June 30, 2012 and 2011, amounted to $22,057 and $15,640, respectively. As of March 30, 2012, Navios Acquisition may, upon request, reimburse the manager partially or fully for drydocking and other extraordinary fees and expenses under the management agreement at a later date, but not later than January 4, 2014, bearing interest of 1% over LIBOR. The management fees have been eliminated upon consolidation of Navios Acquisition through March 30, 2011.
     General & administrative expenses: Pursuant to the administrative services agreement dated November 16, 2007, as amended on October 21, 2011, Navios Holdings provides administrative services to Navios Partners. Such services include: bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other services. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Total general and administrative fees charged for the three month periods ended June 30, 2012 and 2011 amounted to $909 and $847, respectively, and for the six month periods ended June 30, 2012 and 2011 amounted to $1,809 and $1,647, respectively.
     On May 28, 2010, Navios Acquisition entered into an administrative services agreement, expiring May 28, 2015, with Navios Holdings, pursuant to which Navios Holdings provides office space and certain administrative management services to Navios Acquisition which include: bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Total general and administrative fees charged for the three month periods ended June 30, 2012 and 2011 amounted to $492 and $338, respectively, and for the six month periods ended June 30, 2012 and 2011 amounted to $976 and $654, respectively. The general and administrative fees have been eliminated upon consolidation of Navios Acquisition through March 30, 2011.
On April 12, 2011, Navios Holdings entered into an administrative services agreement with Navios Logistics for a term of five years, pursuant to which Navios Holdings will provide certain administrative management services to Navios Logistics. Such services include bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Total general and administrative fees charged for the three month periods ended June 30, 2012 and 2011 amounted to $150 and $125, respectively, and for the six month periods ended June 30, 2012 and 2011 amounted to $300 and $125, respectively. The general and administrative fees have been eliminated upon consolidation.
     Balance due from affiliate: Balance due from affiliate as of June 30, 2012 amounted to $89,031 (December 31, 2011: $49,404) which included the current amounts due from Navios Partners and Navios Acquisition, which were $16,780 and $47,780, respectively, and the non current amount of $24,471 due from Navios Acquisition. The remaining balances mainly consisted of management fees, administrative fees, drydocking and other expenses and other amounts payable.
   Omnibus agreements: Navios Holdings entered into an omnibus agreement with Navios Partners (the "Partners Omnibus Agreement") in connection with the closing of Navios Partners' IPO governing, among other things, when Navios Holdings and Navios Partners may compete against each other as well as rights of first offer on certain drybulk carriers. Pursuant to the Partners Omnibus Agreement, Navios Partners generally agreed not to acquire or own Panamax or Capesize drybulk carriers under time charters of three or more years without the consent of an independent committee of Navios Partners. In addition, Navios Holdings agreed to offer to Navios Partners the opportunity to purchase vessels from Navios Holdings when such vessels are fixed under time charters of three or more years. The Partners Omnibus Agreement was amended in June 2009 to release Navios Holdings for two years from restrictions on acquiring Capesize and Panamax vessels from third parties. Navios Acquisition entered into an omnibus agreement (the "Acquisition Omnibus Agreement") with Navios Holdings and Navios Partners in connection with the closing of Navios Acquisition's initial vessel acquisition, pursuant to which, among other things, Navios Holdings and Navios Partners agreed not to acquire, charter-in or own liquid shipment vessels, except for container vessels and vessels that are primarily employed in operations in South America, without the consent of an independent committee of Navios Acquisition. In addition, Navios Acquisition, under the Acquisition Omnibus Agreement, agreed to cause its subsidiaries not to acquire, own, operate or charter drybulk carriers subject to specific exceptions. Under the Acquisition Omnibus Agreement, Navios Acquisition and its subsidiaries granted to Navios Holdings and Navios Partners, a right of first offer on any proposed sale, transfer or other disposition of any of its drybulk carriers and related charters owned or acquired by Navios Acquisition. Likewise, Navios Holdings and Navios Partners agreed to grant a similar right of first offer to Navios Acquisition for any liquid shipment vessels it might own. These rights of first offer will not apply to a (a) sale, transfer or other disposition of vessels between any affiliated subsidiaries, or pursuant to the terms of any charter or other agreement with a counterparty, or (b) merger with or into, or sale of substantially all of the assets to, an unaffiliated third party.
     Sale of Vessels and Sale of Rights to Navios Partners: Upon the sale of vessels to Navios Partners, Navios Holdings recognizes the gain immediately in earnings only to the extent of the interest in Navios Partners owned by third parties and defers recognition of the gain to the extent of its own ownership interest in Navios Partners (the "deferred gain"). Subsequently, the deferred gain is amortized to income over the remaining useful life of the vessel. The recognition of the deferred gain is accelerated in the event that (i) the vessel is subsequently sold or otherwise disposed of by Navios Partners or (ii) the Company's ownership interest in Navios Partners is reduced. In connection with the public offerings of common units by Navios Partners, a pro rata portion of the deferred gain is released to income upon dilution of the Company's ownership interest in Navios Partners. On June 15, 2012, the Company sold the Navios Buena Ventura to Navios Partners, see Note 5. As of June 30, 2012 and December 31, 2011, the unamortized deferred gain for all vessels and rights sold totaled $33,712 and $41,002, respectively, and for the three months ended June 30, 2012 and 2011, Navios Holdings recognized $4,684 and $4,344, respectively, of the deferred gain in "Equity in net earnings of affiliated companies". For the six months ended June 30, 2012 and 2011, Navios Holdings recognized $7,399 and $6,535, respectively, of the deferred gain in "Equity in net earnings of affiliated companies".
     Purchase of Shares in Navios Acquisition: Refer to Note 3 for transactions related to the share purchase of Navios Acquisition.
     The Navios Holdings Credit Facility: Navios Acquisition entered into a $40,000 credit facility with Navios Holdings and Navios Holdings received $400 as an arrangement fee. The $40,000 facility has a margin of LIBOR plus 300 basis points and a term of 18 months, maturing on April 1, 2012. Pursuant to an amendment in October 2010, the facility will be available for multiple drawings up to a limit of $40,000. Pursuant to an amendment dated November 8, 2011, the maturity of the facility was extended to December 2014. In October 2010 and during the first half of 2011, Navios Acquisition prepaid $6,000 of this facility and, during the second half of 2011, Navios Acquisition drew down $33,609 from the facility. As of June 30, 2012, following a prepayment of $5,000 of this facility during the first quarter of 2012, the outstanding amount under this facility was $35,000 (December 31, 2011: $40,000) and was recorded under "Loan receivable from affiliate companies".

Segment Information	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
SEGMENT INFORMATION
NOTE 12: SEGMENT INFORMATION
     The Company currently has two reportable segments from which it derives its revenues: Drybulk Vessel Operations and Logistics Business, and previously had a Tanker Vessel Operations segment until the deconsolidation of Navios Acquisition on March 30, 2011. The reportable segments reflect the internal organization of the Company and are strategic businesses that offer different products and services. The Drybulk Vessel Operations business consists of the transportation and handling of bulk cargoes through the ownership, operation, and trading of vessels, freight, and FFAs. The Logistics Business consists of operating ports and transfer station terminals, handling of vessels, barges and push boats as well as upriver transport facilities in the Hidrovia region. Also following the formation of Navios Acquisition and until March 30, 2011 when Navios Acquisition's deconsolidation took place, the Company included an additional reportable segment, the Tanker Vessel Operations business, which consisted of the transportation and handling of liquid cargoes through the ownership, operation, and trading of tanker vessels.The Company measures segment performance based on net income. Inter-segment sales and transfers are not significant and have been eliminated and are not included in the following tables. Summarized financial information concerning each of the Company's reportable segments is as follows:

	Drybulk Vessel Operations		Logistics Business		Total
	Three Month	Three Month	Three Month	Three Month	Three Month	Three Month
	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended
	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,
	2012	2011	2012	2011	2012	2011
Revenue	$98,787	$110,649	$73,292	$54,704	$172,079	$165,353
(Loss)/gain on derivatives	(76)	303	—	—	(76)	303
Interest income/expense and finance cost, net	(20,176)	(20,028)	(5,130)	(5,105)	(25,306)	(25,133)
Depreciation and amortization	(19,753)	(19,435)	(6,119)	(4,962)	(25,872)	(24,397)
Equity in net earnings of affiliated companies	8,058	7,731	—	—	8,058	7,731
Net income/(loss) attributable to Navios Holdings common stockholders	3,758	51,569	1,527	(719)	5,285	50,850
Total assets	2,447,063	2,494,076	431,407	496,906	2,878,470	2,990,982
Capital expenditures	(4,429)	(578)	(3,709)	(30,335)	(8,138)	(30,913)
Goodwill	56,240	56,240	104,096	104,096	160,336	160,336
Investments in affiliates	188,070	118,594	—	—	188,070	118,594
Cash and cash equivalents	125,079	206,158	44,016	136,196	169,095	342,354
Restricted cash	9,521	18,853	—	244	9,521	19,097
Long-term debt (including current and non current portion)	$1,213,214	$1,251,191	$200,633	$253,671	$1,413,847	$1,504,861

Drybulk Vessel Operations		Logistics Business		Tanker Vessel Operations		Total
Six Month	Six Month	Six Month	Six Month	Six Month	Six Month	Six Month	Six Month
Period Ended	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended
June 30,	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,
2012	2011	2012	2011	2012	2011	2012	2011

Revenue	$200,653	$222,934	$123,440	$99,061	$—	$25,130	$324,093	$347,125
Loss on derivatives	(202)	(82)	—	—	—	—	(202)	(82)
Interest income/expense and finance cost, net	(40,494)	(40,061)	(10,052)	(6,159)	—	(8,350)	(50,546)	(54,570)
Depreciation and amortization	(38,785)	(38,595)	(12,921)	(11,078)	—	(8,045)	(51,706)	(57,718)
Equity in net earnings of affiliated companies	16,633	14,746	—	—	—	—	16,633	14,746
Net income/(loss) attributable to Navios Holdings common stockholders	14,739	47,884	5	1,602	—	(36,781)	14,744	12,705
Total assets	2,447,063	2,494,076	431,407	496,906	—	—	2,878,470	2,990,982
Capital expenditures	(39,546)	(52,152)	(7,346)	(33,152)	—	(7,528)	(46,892)	(92,832)
Goodwill	56,240	56,240	104,096	104,096	—	—	160,336	160,336
Investments in affiliates	188,070	118,594	—	—	—	—	188,070	118,594
Cash and cash equivalents	125,079	206,158	44,016	136,196	—	—	169,095	342,354
Restricted cash	9,521	18,853	—	244	—	—	9,521	19,097
Long-term debt (including current and non current portion)	$1,213,214	$1,251,191	$200,633	$253,671	$—	$—	$1,413,847	$1,504,862

Earnings Per Common Share	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
EARNINGS PER COMMON SHARE
NOTE 13: EARNINGS PER COMMON SHARE
     Earnings per share are calculated by dividing net income by the average number of shares of Navios Holdings outstanding during the period.

	Three Month	Three Month
	Period Ended	Period Ended
	June 30, 2012	June 30, 2011
Numerator:
Net income attributable to Navios Holdings common stockholders	$5,285	$50,850
Less:
Dividend on Preferred Stock	(423)	(423)

Income available to Navios Holdings common stockholders, basic	$4,862	$50,427

Plus:
Dividend on Preferred Stock	423	423

Income available to Navios Holdings common stockholders, diluted	$5,285	$50,850

Denominator:
Denominator for basic net income per share attributable to Navios Holdings common stockholders — weighted average shares	101,205,545	100,949,505
Dilutive potential common shares — weighted average restricted stock and restricted units	1,308,615	898,967
Convertible preferred stock and convertible debt	8,479,000	8,479,000

Dilutive effect of securities	9,787,615	9,377,967

Denominator for diluted net income per share attributable to Navios Holdings common stockholders — adjusted weighted shares and assumed conversions	110,993,160	110,327,472

Basic net income per share attributable to Navios Holdings common stockholders	$0.05	$0.50

Diluted net income per share attributable to Navios Holdings common stockholders	$0.05	$0.46

	Six Month	Six Month
	Period Ended	Period Ended
	June 30, 2012	June 30, 2011
Numerator:
Net income attributable to Navios Holdings common stockholders	$14,744	$12,705
Less:
Dividend on Preferred Stock	(850)	(841)

Income available to Navios Holdings common stockholders, basic	$13,894	$11,864

Plus:
Dividend on Preferred Stock	850	841

Income available to Navios Holdings common stockholders, diluted	$14,744	$12,705

Denominator:
Denominator for basic net income per share attributable to Navios Holdings common stockholders — weighted average shares	101,198,855	100,901,279
Dilutive potential common shares — weighted average restricted stock and restricted units	1,324,897	938,195
Convertible preferred stock and convertible debt	8,479,000	8,479,000

Dilutive effect of securities	9,816,051	9,417,448

Denominator for diluted net income per share attributable to Navios Holdings common stockholders — adjusted weighted shares and assumed conversions	111,014,906	110,318,727

Basic net income per share attributable to Navios Holdings common stockholders	$0.14	$0.12

Diluted net income per share attributable to Navios Holdings common stockholders	$0.13	$0.12

Investment in Affiliates	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
INVESTMENT IN AFFILIATES
NOTE 14: INVESTMENT IN AFFILIATES
Navios Maritime Partners L.P.
On August 7, 2007, Navios Holdings formed Navios Partners under the laws of Marshall Islands. Navios GP L.L.C. (the "General Partner"), a wholly owned subsidiary of Navios Holdings, was also formed on that date to act as the general partner of Navios Partners and received a 2% general partner interest.
     Navios Partners is engaged in the seaborne transportation services of a wide range of drybulk commodities including iron ore, coal, grain and fertilizer, and chartering its vessels under medium to long-term charters. The operations of Navios Partners are managed by Navios Shipmanagement Inc. (the "Manager"), from its offices in Piraeus, Greece.
In accordance with the terms of the partnership agreement, on January 1, 2012, all of the outstanding subordinated units converted into 7,621,843 shares of common units (conversion excluded the subordinated Series A units) and on June 29, 2012, the outstanding subordinated Series A units converted into 1,000,000 shares of common units. The common units received upon such conversions have the same distribution rights as all other common units.
As of June 30, 2012, Navios Holdings holds a total of 14,223,763 common units, representing a 23.2% common interest in Navios Partners. Following the conversion of the subordinated units, the common units would in-substance be equivalent to common stock. Accordingly, the common units received in the conversion are not treated as available-for-sale securities and are now accounted for pursuant to the equity method of accounting. As a result, on January 1, 2012, the carrying value of $82,572 of the common units previously accounted for as available for sale securities and $6,158 other comprehensive losses related to the available for sale common units, were reclassified to "Investments in Affiliates".
As of June 30, 2012 and December 31, 2011, the carrying amount of the investment in Navios Partners accounted for under the equity method was $91,946 and $17,688, respectively. As of June 30, 2012 and December 31, 2011, the carrying amount of the investment in available-for-sale common units was $0 and $82,572, respectively.
     Dividends received during the three month periods ended June 30, 2012 and 2011 were $6,733 and $6,187, respectively, and for the six month periods ended June 30, 2012 and 2011 were $13,397 and $12,313, respectively.
Acropolis Chartering and Shipping Inc.
     Navios Holdings has a 50% interest in Acropolis, a brokerage firm for freight and shipping charters. Although Navios Holdings owns 50% of Acropolis' stock, Navios Holdings agreed with the other shareholder that the earnings and amounts declared by way of dividends will be allocated 35% to the Company with the balance to the other shareholder. As of June 30, 2012 and December 31, 2011, the carrying amount of the investment was $336 and $210, respectively. During the three month periods ended June 30, 2012 and 2011, the Company did not receive any dividends and during the six month period ended June 30, 2012 and 2011, the Company received dividends of $140 and $0, respectively.
Navios Maritime Acquisition Corporation
From March 30, 2011, Navios Acquisition has been considered as an affiliate entity of Navios Holdings and not as a controlled subsidiary of the Company, and the investment in Navios Acquisition has been accounted for under the equity method due to the Company's significant influence over Navios Acquisition. Navios Acquisition has been accounted for under the equity method of accounting based on Navios Holdings' economic interest in Navios Acquisition since the preferred stock is considered to be in substance common stock for accounting purposes. As of June 30, 2012, Navios Holdings' ownership of the outstanding voting stock of Navios Acquisition was 45.24% and its economic interest in Navios Acquisition was 53.96%. See Note 3 for a discussion of changes to Navios Holdings' voting power and economic interest in Navios Acquisition.
As of June 30, 2012 and December 31, 2011, the carrying amount of the investment in Navios Acquisition accounted for under the equity method was $95,765 and $99,168, respectively.
     Dividends received during the three month periods ended June 30, 2012 and 2011 were $1,301 and $1,300, respectively, and for the six month periods ended June 30, 2012 and 2011 were $2,601 and $2,601, respectively.
     Summarized financial information of the affiliated companies is presented below:

	June 30, 2012		December 31, 2011
	Navios	Navios	Navios	Navios
Balance Sheet	Partners	Acquisition	Partners	Acquisition
Current assets	$57,114	$79,320	$63,558	$78,907
Noncurrent assets	879,410	1,239,938	846,366	1,116,562
Current liabilities	50,588	77,760	56,705	77,729
Noncurrent liabilities	274,396	1,010,238	293,580	878,891

	Three Month Period Ended		Three Month Period Ended
	June 30, 2012		June 30, 2011
	Navios	Navios	Navios	Navios
Income Statement	Partners	Acquisition	Partners	Acquisition
Revenue	$49,122	$35,945	$45,675	$26,017
Net income/(loss)	16,681	(1,928)	13,511	(3,199)

	Six Month Period Ended		Six Month Period Ended
	June 30, 2012		June 30, 2011
	Navios	Navios	Navios	Navios
Income Statement	Partners	Acquisition	Partners	Acquisition
Revenue	$97,109	$71,662	$88,479	$51,147
Net income/(loss)	33,618	(2,716)	30,111	(3,605)

Other Financial Information	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
OTHER FINANCIAL INFORMATION
NOTE 15: OTHER FINANCIAL INFORMATION
The Company's 8.125% Senior Notes issued on January 28, 2011, are fully and unconditionally guaranteed on a joint and several basis by all of the Company's subsidiaries with the exception of NMF, Navios Maritime Finance (US) Inc., Navios Logistics and its subsidiaries and Navios GP L.L.C. The Company's 8 7/8% First Priority Ship Mortgage Notes issued on November 2, 2009 and July 10, 2012, are fully and unconditionally guaranteed on a joint and several basis by all of the Company's subsidiaries with the exception of Navios Maritime Finance (US) Inc., Navios Logistics and its subsidiaries and Navios GP L.L.C., designated as unrestricted subsidiaries or those not required by the indenture (see Note 7). The subsidiary guarantees are "full and unconditional", as those terms are used in Regulation S-X Rule 3-10, except that the indenture provides for an individual subsidiary's guarantee to be automatically released in certain customary circumstances, such as when a subsidiary is sold or all of the assets of the subsidiary are sold, the capital stock is sold, when the subsidiary is designated as an "unrestricted subsidiary" for purposes of the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the notes. All subsidiaries, except for the non-guarantor Navios Logistics and its subsidiaries, are 100% owned.
See Note 3 for a discussion of changes to Navios Holdings' voting power and economic interest in Navios Acquisition. On and after March 30, 2011, following the Navios Acquisition Share Exchange, Navios Acquisition is no longer a subsidiary of Navios Holdings. These condensed consolidated statements of Navios Holdings, the guarantor subsidiaries and the non-guarantor subsidiaries have been prepared in accordance on an equity basis as permitted by U.S. GAAP.

The Company revised the classification of certain cash transfers between group subsidiaries on its condensed consolidating statements of cash flows, as presented in this note, to present them as cash flows within financing activities. These amounts were previously classified as cash flows within operating activities. The impact of this revision for the six-month period ended June 30, 2011, nine-month period ended September 30, 2011 and for the year ended December 31, 2011 is to increase cash outflows from operating activities and increase cash inflows from financing activities for Navios Holdings Issuer by $23,875, increase cash inflows from operating activities and increase cash outflows from financing activities for the other guarantor subsidiaries by $60,000 and decrease cash inflows from operating activities and increase cash inflows from financing activities for the non-guarantor subsidiaries by $36,125 compared with amounts previously reported. The Company determined the revisions as presented in this note are not material to the related financial statements and will revise the condensed consolidating statements of cash flows for other comparative periods not presented herein in future financial statements as may be applicable. There was no impact on the Company's consolidated statements of cash flows.

The Company also revised its condensed consolidated financial statements, as presented in this note, as of December 31, 2011 and the six-month period ended June 30, 2011, respectively, to gross up for immaterial amounts related to inclusion of a single non-guarantor subsidiary.

	Navios
	Maritime	Other	Non
	Holdings Inc.	Guarantor	Guarantor
	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Statement of comprehensive income for the three months ended June 30, 2012
Revenue	$—	96,474	75,605	—	172,079
Time charter, voyage and port terminal expenses	—	(39,933)	(33,282)	—	(73,215)
Direct vessel expenses	—	(13,546)	(19,496)	—	(33,042)
General and administrative expenses	(3,378)	(5,828)	(3,267)	—	(12,473)
Depreciation and amortization	(701)	(18,521)	(6,650)	—	(25,872)
Interest income/expense and finance cost, net	(16,463)	(3,211)	(5,632)	—	(25,306)
Loss on derivatives	—	(76)	—	—	(76)
Gain on sale of assets	—	323	—	—	323
Other expense, net	18	(166)	(2,706)	—	(2,854)

(Loss)/income before equity in net earnings of affiliated companies	(20,524)	15,516	4,572		(436)
Income from subsidiaries	22,873	2,307	—	(25,180)	—
Equity in net earnings of affiliated companies	2,936	4,788	334	—	8,058

Income before taxes	5,285	22,611	4,906	(25,180)	7,622
Income taxes	—	(72)	(1,377)	—	(1,449)

Net income	5,285	22,539	3,529	(25,180)	6,173
Less: Net income attributable to the noncontrolling interest	—	—	(888)	—	(888)

Net income attributable to Navios Holdings common stockholders	$5,285	22,539	2,641	(25,180)	5,285

Other Comprehensive loss
Unrealized holding loss on investments in available for sale securities	(333)	—	—	—	(333)

Total other comprehensive loss	(333)	—	—	—	(333)

Total comprehensive income	4,952	22,539	3,529	(25,180)	5,840
Comprehensive income attributable to non controlling interest	—	—	(888)		(888)

Total comprehensive income attributable to Navios Holdings common stockholders	$4,952	$22,539	2,641	(25,180)	4,952

	Navios
	Maritime	Other
	Holdings Inc.	Guarantor	Non Guarantor
	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Statement of comprehensive income for the three months ended June 30, 2011
Revenue	$—	$113,432	$51,921	$—	$165,353
Time charter, voyage and port terminal expenses	—	(42,452)	(22,396)	—	(64,848)
Direct vessel expenses	—	(12,460)	(15,767)	—	(28,227)
General and administrative expenses	(3,827)	(6,120)	(3,964)	—	(13,911)
Depreciation and amortization	(701)	(18,322)	(5,374)	—	(24,397)
Interest income/(expense) and finance cost, net	(17,084)	(2,433)	(5,616)	—	(25,133)
Gain on derivatives	—	303	—	—	303
Gain on sale of assets	—	38,787	—	—	38,787
Other expense, net	(19)	(1,461)	(2,265)	—	(3,745)

(Loss)/income before equity in net earnings of affiliated companies	(21,631)	69,274	(3,461)	—	44,182
Income/(loss) from subsidiaries	69,458	(3,152)	—	(66,306)	—
Equity in net earnings of affiliated companies	3,023	4,438	270	—	7,731

Income/(loss) before taxes	50,850	70,560	(3,191)	(66,306)	51,913
Income tax benefit/(expense)	—	73	(1,158)	—	(1,085)

Net income/(loss)	50,850	70,633	(4,349)	(66,306)	50,828
Less: Net loss attributable to the noncontrolling interest	—	—	22	—	22

Net income/(loss) attributable to Navios Holdings common stockholders	$50,850	$70,633	$(4,327)	$(66,306)	$50,850

Other Comprehensive loss
Unrealized loss on investments in available for sale securities	(10,558)	—	—	—	(10,558)
Total other comprehensive loss	(10,558)	—	—	—	(10,558)
Total comprehensive income/(loss)	40,292	70,633	(4,349)	(66,306)	40,270
Comprehensive loss attributable to non controlling interest	—	—	22	—	22
Total comprehnsive income/(loss) attribuatable to Navios Holdings common stockholders	$40,292	$70,633	$(4,327)	$(66,306)	$40,292

	Navios
	Maritime	Other	Non
	Holdings Inc.	Guarantor	Guarantor
	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Statement of comprehensive income for the six months ended June 30, 2012
Revenue	$—	195,556	128,537	—	324,093
Time charter, voyage and port terminal expenses	—	(80,097)	(54,835)	—	(134,932)
Direct vessel expenses	—	(23,254)	(35,796)	—	(59,050)
General and administrative expenses	(7,151)	(10,929)	(6,946)	—	(25,026)
Depreciation and amortization	(1,401)	(36,216)	(14,089)	—	(51,706)
Interest income/(expense) and finance cost, net	(32,730)	(7,068)	(10,748)	—	(50,546)
Loss on derivatives	—	(202)	—	—	(202)
Gain on sale of assets	—	323	—	—	323
Other expense, net	(216)	(557)	(3,448)	—	(4,221)

(Loss)/income before equity in net earnings of affiliated companies	(41,498)	37,556	2,675		(1,267)
Income from subsidiaries	47,947	2,194	—	(50,141)	—
Equity in net earnings of affiliated companies	8,295	7,666	672	—	16,633

Income before taxes	14,744	47,416	3,347	(50,141)	15,366
Income taxes	—	(141)	(454)	—	(595)

Net income	14,744	47,275	2,893	(50,141)	14,771
Less: Net income attributable to the noncontrolling interest	—	—	(27)	—	(27)

Net income attributable to Navios Holdings common stockholders	$14,744	47,275	2,866	(50,141)	14,744

Other Comprehensive loss
Unrealized holding loss on investments in available for sale securities	(422)	—	—	—	(422)
Reclassification to investments in affiliates	(6,158)	—	—	—	(6,158)
Total other comprehensive loss	(6,580)	—	—	—	(6,580)
Total comprehensive income	8,164	47,275	2,893	(50,141)	8,191
Comprehensive income attributable to non controlling interest	—	—	(27)		(27)
Total comprehensive income attributable to Navios Holdings common stockholders	$8,164	$47,275	2,866	(50,141)	8,164

	Navios
	Maritime	Other
	Holdings Inc.	Guarantor	Non Guarantor
	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Statement of comprehensive income for the six months ended June 30, 2011
Revenue	$—	$207,787	$139,338	$—	$347,125
Time charter, voyage and port terminal expenses	—	(84,947)	(39,015)	—	(123,962)
Direct vessel expenses	—	(22,334)	(39,911)	—	(62,245)
General and administrative expenses	(7,509)	(11,103)	(8,073)	—	(26,685)
Depreciation and amortization	(1,394)	(34,772)	(21,552)	—	(57,718)
Interest income/(expense) and finance cost, net	(34,346)	(4,852)	(15,372)	—	(54,570)
Loss on derivatives	—	(82)	—	—	(82)
Loss on change in control	(35,325)	—	—	—	(35,325)
Gain on sale of assets	—	38,787	—	—	38,787
Loss on bond extinguishment	(21,199)	—	—	—	(21,199)
Other expense, net	(106)	(759)	(3,855)	—	(4,720)

(Loss)/income before equity in net earnings of affiliated companies	(99,879)	87,725	11,560	—	(594)
Income from subsidiaries	103,928	11,715	—	(115,643)	—
Equity in net earnings of affiliated companies	8,656	5,488	602	—	14,746

Income before taxes	12,705	104,928	12,162	(115,643)	14,152
Income taxes	—	—	(181)	—	(181)

Net income	12,705	104,928	11,981	(115,643)	13,971
Less: Net income attributable to the noncontrolling interest	—	—	(1,251)	—	(1,251)
Add: Preferred stock dividends attributable to the noncontrolling interest	—	—	12	—	12
Less: Preferred stock dividends of subsidiaries	—	—	(27)	—	(27)

Net income attributable to Navios Holdings common stockholders	$12,705	$104,928	$10,715	$(115,643)	$12,705

Other Comprehensive loss
Unrealized holding loss on investments in available for sale securities	(6,075)	—	—	—	(6,075)
Total other comprehensive loss	(6,075)	—	—	—	(6,075)
Total comprehensive income	6,630	104,928	11,966	(115,643)	7,881
Comprehensive income attributable to non controlling interest	—	—	(1,251)	—	(1,251)
Total comprehnsive income attribuatable to Navios Holdings common stockholders	$6,630	$104,928	$10,715	$(115,643)	$6,630

Balance Sheet as of June 30, 2012	Navios Maritime Holdings Inc. Issuer	Other Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Current assets
Cash and cash equivalents	$97,502	$27,577	$44,016	$—	$169,095
Restricted cash	7,398	2,123	—	—	9,521
Accounts receivable, net	—	76,768	31,209	—	107,977
Intercompany receivables	—	—	64,038	(64,038)	—
Due from affiliate companies	1,300	55,684	7,576	—	64,560
Prepaid expenses and other current assets	—	34,717	16,728	—	51,445

Total current assets	106,200	196,869	163,567	(64,038)	402,598

Vessels, port terminal and other fixed assets, net	—	1,422,135	342,603	—	1,764,738
Due from affiliate company	—	24,471	—	—	24,471
Loan receivable from affiliate company	35,000	—	—	—	35,000
Investments in subsidiaries	1,446,463	276,038	—	(1,722,501)	—
Investment in available for sale securities	—	142	—	—	142
Investment in affiliates	177,599	359	10,112	—	188,070
Other long term assets	13,904	39,853	18,010	—	71,767
Goodwill and other intangibles	96,600	129,340	165,744	—	391,684

Total non-current assets	1,769,566	1,892,338	536,469	(1,722,501)	2,475,872

Total assets	$1,875,766	$2,089,207	$700,036	$(1,786,539)	$2,878,470

LIABILITIES AND EQUITY
Current liabilities
Accounts payable	—	25,799	24,049	—	49,848
Accrued expenses	16,806	40,636	17,672	—	75,114
Deferred income and cash received in advance	—	16,731	4,184	—	20,915
Dividends payable	6,146	—	—	—	6,146
Intercompany Payables	1,505	55,107	7,426	(64,038)	—
Short term derivative liability	—	60	—	—	60
Capital lease obligations	—	—	1,330	—	1,330
Current portion of long term debt	5,476	50,803	69	—	56,348

Total current liabilities	29,933	189,136	54,730	(64,038)	209,761

Long term debt, net of current portion	789,190	367,745	200,564	—	1,357,499
Capital lease obligations, net of current portion	—	—	24,450	—	24,450
Other long term liabilities and deferred income	—	49,332	3,098	—	52,430
Unfavorable lease terms	—	41,749	—	—	41,749
Deferred tax liability	—	—	19,325	—	19,325

Total non-current liabilities	789,190	458,826	247,437	—	1,495,453

Total liabilities	819,123	647,962	302,167	(64,038)	1,705,214
Noncontrolling interest	—	—	116,613	—	116,613
Total Navios Holdings stockholders' equity	1,056,643	1,441,245	281,256	(1,722,501)	1,056,643

Total liabilities and stockholders' equity	$1,875,766	$2,089,207	$700,036	$(1,786,539)	$2,878,470

Balance Sheet as of December 31, 2011	Navios Maritime Holdings Inc. Issuer	Other Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Current assets
Cash and cash equivalents	$74,160	$56,406	$40,530	$—	$171,096
Restricted cash	2,597	3,802	—	—	6,399
Accounts receivable, net	—	69,536	31,850	—	101,386
Intercompany receivables	77,347	—	65,247	(142,594)	—
Due from affiliate companies	1,300	50,254	—	(2,150)	49,404
Prepaid expenses and other current assets	(14)	28,516	14,187	—	42,689

Total current assets	155,390	208,514	151,814	(144,744)	370,974
Deposit for vessel acquisitions	—	63,814	—	—	63,814
Vessels, port terminal and other fixed assets,net	—	1,349,622	418,324	—	1,767,946
Loan receivable from affiliate company	40,000	—	—	—	40,000
Investments in subsidiaries	1,398,516	273,844	—	(1,672,360)	—
Investment in available for sale securities	82,572	332	—	—	82,904
Investment in affiliates	107,127	233	9,728	—	117,088
Other long term assets	15,543	33,882	18,064	—	67,489
Goodwill and other intangibles	98,001	137,649	167,959	—	403,609

Total non-current assets	1,741,759	1,859,376	614,075	(1,672,360)	2,542,850

Total assets	$1,897,149	$2,067,890	$765,889	$(1,817,104)	$2,913,824

LIABILITIES AND EQUITY
Current liabilities
Accounts payable	—	28,529	23,584	—	52,113
Accrued expenses	16,864	30,822	16,184	—	63,870
Deferred income and cash received in advance	—	23,235	5,322	—	28,557
Dividends payable	6,149	—	—	—	6,149
Intercompany Payables	—	104,510	38,084	(142,594)	—
Due to affiliate companies	—	—	2,150	(2,150)	—
Capital lease obligations	—	—	31,221	—	31,221
Current portion of long term debt	7,382	54,142	8,569	—	70,093

Total current liabilities	30,395	241,238	125,114	(144,744)	252,003
Long term debt, net of current portion	807,648	352,717	223,099	—	1,383,464
Other long term liabilities and deferred income	—	35,140	3,072	—	38,212
Unfavorable lease terms	—	44,825	—	—	44,825
Deferred tax liability	—	—	19,628	—	19,628

Total non-current liabilities	807,648	432,682	245,799	—	1,486,129

Total liabilities	838,043	673,920	370,913	(144,744)	1,738,132
Noncontrolling interest	—	—	116,586	—	116,586
Total Navios Holdings stockholders' equity	1,059,106	1,393,970	278,390	(1,672,360)	1,059,106

Total liabilities and stockholders' equity	$1,897,149	$2,067,890	$765,889	$(1,817,104)	$2,913,824

	Navios
	Maritime	Other	Non
	Holdings Inc.	Guarantor	Guarantor
Cash flow statement for the six months ended June 30, 2012	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Net cash provided by/(used in) operating activities	$25,569	$(3,894)	$15,968	$—	$37,643

Cash flows from investing activities
Acquisition of vessels	—	(38,357)	—	—	(38,357)
Acquisition of General Partner units	—	—	(1,472)	—	(1,472)
Loan repayment from affiliate company	5,000	—	—	—	5,000
Loan to affiliate company	—	(1,906)	—	—	(1,906)
Proceeds from sale of assets	—	59,500	—	—	59,500
Purchase of property and equipment	—	(1,189)	(7,346)	—	(8,535)

Net cash provided by/(used in) investing activities	5,000	18,048	(8,818)	—	14,230

Cash flows from financing activities
Transfer from/(to) other group subsidiaries	31,278	(59,500)	28,222	—	—
Issuance of common stock	93	—	—	—	93
Proceeds from long-term loan, net of deferred finance fees	—	50,759	—	—	50,759
Repayment of long-term debt	(20,656)	(40,541)	(31,035)	—	(92,232)
Dividends paid	(13,141)	—	—	—	(13,141)
(Increase)/decrease in restricted cash	(4,801)	6,299	—	—	1,498
Payments of obligations under capital leases	—	—	(851)	—	(851)

Net cash used in financing activities	(7,227)	(42,983)	(3,664)	—	(53,874)

Net increase/(decrease) in cash and cash equivalents	23,342	(28,829)	3,486	—	(2,001)
Cash and cash equivalents, at beginning of period	74,160	56,406	40,530	—	171,096

Cash and cash equivalents, at end of period	$97,502	$27,577	$44,016	$—	$169,095

	Navios
	Maritime	Other	Non
	Holdings Inc.	Guarantor	Guarantor
Cash flow statement for the six months ended June 30, 2011	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Net cash (used in)/provided by operating activities	$(28,511)	$72,654	$29,009	$—	$73,152

Cash flows from investing activities
Acquisition of vessels	—	(51,526)	(4,533)	—	(56,059)
Decrease in restricted cash for asset acquisitions	—	—	778	—	778
Acquisition of General Partner units	—	—	(2,052)	—	(2,052)
Deposits for vessel acquisitions	—	(504)	(3,995)	—	(4,499)
Proceeds from sale of assets	—	120,000	—	—	120,000
Purchase of property and equipment	—	(122)	(32,152)	—	(32,274)
Deconsolidation of Navios Acquisition	—	—	(72,425)	—	(72,425)
Dividends from affiliates/associates	1,300	—	—	(1,300)	—

Net cash provided by/(used in) investing activities	1,300	67,848	(114,379)	(1,300)	(46,531)

Cash flows from financing activities
Transfer from/(to) other group subsidiaries	21,823	(60,000)	38,177	—	—
Issuance of common stock	415	—	—	—	415
Proceeds from long-term loan, net of deferred finance fees	—	51,578	3,035	—	54,613
Repayment of long-term debt	(24,374)	(26,700)	(114,773)	—	(165,847)
Repayment of Senior Notes	(300,000)	—	—		(300,000)
Proceeds from issuance of Senior Notes, net of deferred finance fees	340,981	—	193,328	—	534,309
Dividends paid	(13,035)	—	(2,447)	1,300	(14,182)
Increase in restricted cash	—	252	(625)	—	(373)
Payments of obligations under capital leases	—	—	(612)	—	(612)

Net cash provided by financing activities	25,810	(34,870)	116,083	1,300	108,323

Net (decrease)/increase in cash and cash equivalents	(1,401)	105,632	30,713	—	134,944
Cash and cash equivalents, at beginning of period	6,323	94,689	106,398	—	207,410

Cash and cash equivalents, at end of period	$4,922	$200,321	$137,111	$—	$342,354

Subsequent Events	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 16: SUBSEQUENT EVENTS

(a)	On July 3, 2012, Navios Holdings received $1,300 as a dividend distribution from its affiliate Navios Acquisition.

(b)
On July 10, 2012, Navios Holdings and Navios Maritime Finance (US) Inc. issued $88,000 in aggregate principal amount of 8 7/8% First Priority Ship Mortgage Notes due 2017 (the "Notes") at par value. The terms of the Notes are identical to the $400,000 of 8 7/8% First Priority Ship Mortgage Notes due 2017 that were issued in November 2009 (the "Existing Notes") and are secured by first priority ship mortgages on 17 drybulk vessels owned by certain subsidiary guarantors and certain other associated property and contract rights. The Notes and the Existing Notes will be treated as a single class for all purposes under the indenture (including, without limitation, waivers, amendments, redemptions and other offers to purchase) and the Notes will rank equally with the Existing Notes. Under a registration rights agreement entered into in connection with the Notes, the Company and the subsidiary guarantors filed a registration statement with the SEC on July 20, 2012 and the exchange offer in respect of the Notes is expected to be completed not later than 120 days after the issuance date of the Notes.

(c)
On July 9 and 10, 2012, Navios Holdings repaid in full the outstanding amounts of $39,750 under its loan facility with Dekabank, and $48,800 under its loan facility with DNB Nor Bank, respectively, using the proceeds of the Notes issued on July 10, 2012.

(d)	On July 24 , 2012, Navios Holdings repaid in full the outstanding amount of its $20,000 unsecured bond due in July 2012.

(e)	On August 13, 2012, Navios Holdings received $7,259 as a dividend distribution from its affiliate Navios Partners.

(f)
On August 20, 2012, the Board of Directors of Navios Holdings declared a dividend of $0.06 per share of common stock, which will be paid on October 4, 2012 to stockholders of record on September 18, 2012.